UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Semiannual Report February 28, 2006

EATON VANCE
MUNICIPALS
TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of February 28, 2006

  TABLE OF CONTENTS

Investment Update	2

Fund Performance and Portfolio Composition

Alabama	3
Arkansas	4
Georgia	5
Kentucky	6
Louisiana	7
Maryland	8
Missouri	9
North Carolina	10
Oregon	11
South Carolina	12
Tennessee	13
Virginia	14

Disclosure of Fund Expenses	15

Financial Statements	21

Investment Management	103

INVESTMENT UPDATE

Eaton Vance Municipals Funds (the “Funds”) are designed to provide current income exempt from regular federal income tax and particular state income taxes or other taxes. Each Fund invests primarily in investment grade municipal obligations.

Economic and Market Conditions

The economy expanded at a 1.6% pace in the fourth quarter of 2005, a decline from the 4.1% rate in the third quarter. Even with a weak finish and a cooling housing market, the economy generated respectable growth in 2005 and early 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 243,000 in February 2006. Recent economic data suggests that the Gulf Coast hurricanes did not have a significant effect on the nation’s overall economy. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with little sign of inflationary pressures.

Investor sentiment regarding the Fed’s monetary policy appears to have stabilized in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004).

Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. However, supply has lagged thus far in 2006, contributing to municipal bond out performance. At February 28, 2006,  long-term AAA-rated insured municipal bonds yielded  96% of U.S. Treasury bonds with similar maturities.*

For the six months ended February 28, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 0.99%. For information about each Fund’s performance and the performance of funds in the same Lipper Classification,† see the PerformanceInformation and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of  10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18  months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the curve was a relatively attractive place to be positioned.

During the six months ended February 28, 2006, the Fed raised short-term interest rates at regular intervals,  and commodities prices rose significantly. However, the economy grew at a solid pace, with low to moderate inflation. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, when prudent, management invested in bonds with attractive coupons and long call protection. These strategies contributed positively to the Funds’ performances over the 6-month period. Management also took advantage of narrow credit spreads in an effort to lower the Funds’ exposures to credit risk.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons,  maturities and sectors. Relative value trading,  which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the year. Finally,  management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors,  especially because refinancing activity has increased over the past six months.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

*                 Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†                  It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Alabama Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.79%	1.43%
One Year	4.40	3.61
Five Years	5.04	4.28
Ten Years	5.09	4.37
Life of Fund†	4.83	5.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.02%	-3.55%
One Year	-0.55	-1.39
Five Years	4.03	3.94
Ten Years	4.58	4.37
Life of Fund†	4.41	5.12

†Inception date: Class A: 12/7/93; Class B: 5/1/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge  (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Alabama Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.71%
One Year	2.96
Five Years	4.72
Ten Years	4.68

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.15%	3.39%
Taxable-Equivalent Distribution Rate (4),(5)	6.72	5.49
SEC 30-day Yield (6)	3.49	2.92
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.65	4.73

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution (7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	45
• Average Maturity:	21.5 years
• Effective Maturity:	8.6 years
• Average Rating:	AA+
• Average Call:	7.4 years
• Average Dollar Price:	$ 100.25

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Alabama Municipal Debt Funds Classification contained 12, 9, 9 and 7 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Arkansas Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	2.46%	1.97%
One Year	4.58	3.71
Five Years	5.26	4.50
Ten Years	5.24	4.44
Life of Fund†	4.98	5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.39%	-3.03%
One Year	-0.35	-1.28
Five Years	4.24	4.16
Ten Years	4.73	4.44
Life of Fund†	4.56	5.00

†Inception date: Class A: 2/9/94; Class B: 10/2/92

(1)            Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge  (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.95%
One Year	2.94
Five Years	4.28
Ten Years	4.62

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.44%	3.69%
Taxable-Equivalent Distribution Rate (4),(5)	7.34	6.10
SEC 30-day Yield (6)	3.66	3.10
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.05	5.13

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	68
• Average Maturity:	19.0 years
• Effective Maturity:	8.0 years
• Average Rating:	AA-
• Average Call:	7.4 years
• Average Dollar Price:	$104.74

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 63, 61, 57 and 33 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Georgia Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.01%	0.71%
One Year	3.56	2.86
Five Years	5.32	4.57
Ten Years	5.15	4.42
Life of Fund†	4.60	4.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.75%	-4.32%
One Year	-1.32	-2.08
Five Years	4.30	4.23
Ten Years	4.64	4.42
Life of Fund†	4.18	4.78

†Inception date: Class A: 12/7/93; Class B: 12/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Georgia Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.68%
One Year	2.74
Five Years	4.48
Ten Years	4.85

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.54%	3.78%
Taxable-Equivalent Distribution Rate (4),(5)	7.43	6.19
SEC 30-day Yield (6)	3.92	3.37
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.42	5.52

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	64
• Average Maturity:	20.5 years
• Effective Maturity:	10.2 years
• Average Rating:	AA+
• Average Call:	9.3 years
• Average Dollar Price:	$104.58

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 29, 29, 29 and 23 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Kentucky Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.46%	1.14%
One Year	4.05	3.21
Five Years	4.69	3.94
Ten Years	4.82	4.08
Life of Fund†	4.44	4.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.31%	-3.82%
One Year	-0.86%	-1.76%
Five Years	3.68	3.59
Ten Years	4.31	4.08
Life of Fund†	4.02	4.67

†Inception date: Class A: 12/7/93; Class B: 12/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Kentucky Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.54%
One Year	2.81
Five Years	4.41
Ten Years	4.83

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.40%	3.65%
Taxable-Equivalent Distribution Rate (4),(5)	7.20	5.97
SEC 30-day Yield (6)	3.48	2.91
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.70	4.76

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: William H. Ahern, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	44
• Average Maturity:	17.8 years
• Effective Maturity:	7.1 years
• Average Rating:	AA+
• Average Call:	6.8 years
• Average Dollar Price:	$94.01

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.(3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kentucky Municipal Debt Funds Classification contained 17, 17, 16 and 7 funds for the 6-month, 1-year,  5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Louisiana Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.57%	1.13%
One Year	3.84	2.90
Five Years	5.55	4.77
Ten Years	5.48	4.67
Life of Fund†	5.06	5.04

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.28%	-3.83%
One Year	-1.12	-2.05
Five Years	4.52	4.44
Ten Years	4.97	4.67
Life of Fund†	4.63	5.04

†Inception date: Class A: 2/14/94; Class B: 10/2/92

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%  - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Louisiana Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.41%
One Year	2.42
Five Years	4.60
Ten Years	4.89

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.54%	3.78%
Taxable-Equivalent Distribution Rate (4),(5)	7.43	6.19
SEC 30-day Yield (6)	4.00	3.46
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.55	5.66

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price  (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	48
• Average Maturity:	21.4 years
• Effective Maturity:	7.8 years
• Average Rating:	AA+
• Average Call:	6.9 years
• Average Dollar Price:	$98.39

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Louisiana Municipal Debt Funds Classification contained 13, 13, 12 and 9 funds for the 6-month, 1-year,  5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Maryland Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	2.05%	1.69%
One Year	4.60	3.83
Five Years	5.13	4.37
Ten Years	4.86	4.10
Life of Fund†	4.59	4.85

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.82%	-3.30%
One Year	-0.39%	-1.17%
Five Years	4.11	4.03
Ten Years	4.36	4.10
Life of Fund†	4.18	4.85

†Inception date: Class A: 12/10/93; Class B: 2/3/92

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge  (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Maryland Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.74%
One Year	2.91
Five Years	4.46
Ten Years	4.71

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.48%	3.75%
Taxable-Equivalent Distribution Rate (4),(5)	7.24	6.06
SEC 30-day Yield (6)	4.16	3.62
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.72	5.85

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	56
• Average Maturity:	23.0 years
• Effective Maturity:	10.1 years
• Average Rating:	AA-
• Average Call:	9.2 years
• Average Dollar Price:	$105.57

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 35, 35, 30 and 23 funds for the 6-month, 1-year,  5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.09% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Missouri Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	1.72%	1.30%	N.A.
One Year	4.91	4.10	N.A.
Five Years	5.82	5.06	N.A.
Ten Years	5.59	4.79	N.A.
Life of Fund†	5.25	5.55	0.45	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.13%	-3.67%	N.A.
One Year	-0.03	-0.90	N.A.
Five Years	4.79	4.73	N.A.
Ten Years	5.07	4.79	N.A.
Life of Fund†	4.83	5.55	-0.55	*

†Inception date: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06

* Returns are cumulative since the inception of the share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge  (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Missouri Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.69%
One Year	3.37
Five Years	4.76
Ten Years	4.89

Distribution Rates/Yields	Class A	Class B	Class C*
Distribution Rate (4)	4.39%	3.65%	—
Taxable-Equivalent Distribution Rate (4),(5)	7.18	5.97	—
SEC 30-day Yield (6)	3.35	2.77	—
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.48	4.53	—

*Not available as of 2/28/06.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price  (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution (7),(8)

By total investments

Fund Statistics (8)

• Number of Issues:	64
• Average Maturity:	19.2 years
• Effective Maturity:	9.6 years
• Average Rating:	AA+
• Average Call:	9.3 years
• Average Dollar Price:	$97.92

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Missouri Municipal Debt Funds Classification contained 21, 21, 20 and 17 funds for the 6-month, 1-year,  5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance North Carolina Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	2.18%	1.90%
One Year	3.79	3.16
Five Years	4.51	3.73
Ten Years	4.83	4.07
Life of Fund†	4.45	4.69

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.71%	-3.10%
One Year	-1.15	-1.82
Five Years	3.50	3.38
Ten Years	4.32	4.07
Life of Fund†	4.04	4.69

†Inception date: Class A: 12/7/93; Class B: 10/23/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge  (CDSC) for Class B shares. If sales charges were deducted, returns be lower. SEC average annual total returns for Class A reflect the maximum  4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87%
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper North Carolina Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.75%
One Year	2.94%
Five Years	4.54
Ten Years	4.76

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.34%	3.58%
Taxable-Equivalent Distribution Rate (4),(5)	7.28	6.00
SEC 30-day Yield (6)	3.52	2.95
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.90	4.95

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price  (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution (7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	52
• Average Maturity:	18.7 years
• Effective Maturity:	7.4 years
• Average Rating:	AA
• Average Call:	7.1 years
• Average Dollar Price:	$101.39

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 28, 26, 24 and 21 funds for the
6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.36% combined federal and state intangibles tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Oregon Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	2.83%	2.50%
One Year	5.05	4.36
Five Years	5.10	4.36
Ten Years	5.07	4.29
Life of Fund†	4.72	5.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-2.04%	-2.50%
One Year	0.10	-0.64
Five Years	4.08	4.02
Ten Years	4.56	4.29
Life of Fund†	4.30	5.02

†Inception date: Class A: 12/28/93; Class B: 12/24/91

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Oregon Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	1.10%
One Year	3.20
Five Years	4.56
Ten Years	4.82

Distribution Rates/Yields	Class A	Class B
Distribution Rate(4)	4.74%	3.98%
Taxable-Equivalent Distribution Rate(4),(5)	8.01	6.73
SEC 30-day Yield(6)	3.84	3.29
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.49	5.56

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	67
• Average Maturity:	20.5 years
• Effective Maturity:	8.5 years
• Average Rating:	AA
• Average Call:	6.9 years
• Average Dollar Price:	$102.27

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Oregon Municipal Debt Funds Classification contained 18, 18, 18 and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.85% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance South Carolina Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	1.74%	1.30%	N.A.
One Year	5.53	4.69	N.A.
Five Years	6.44	5.68	N.A.
Ten Years	5.59	4.84	N.A.
Life of Fund†	5.15	5.11	1.76	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.08%	-3.67%	N.A.
One Year	0.47	-0.31	N.A.
Five Years	5.41	5.36	N.A.
Ten Years	5.08	4.84	N.A.
Life of Fund†	4.73	5.11	0.76	*

†Inception date: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06

* Returns are cumulative since the inception of the share class.

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper South Carolina Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.72%
One Year	3.10
Five Years	4.77
Ten Years	4.87

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate (4)	4.31%	3.57%	3.57%
Taxable-Equivalent Distribution Rate (4),(5)	7.13	5.91	5.91
SEC 30-day Yield (6)	3.69	3.13	2.96
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.10	5.18	4.90

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	66
• Average Maturity:	22.6 years
• Effective Maturity:	11.6 years
• Average Rating:	AA+
• Average Call:	10.3 years
• Average Dollar Price:	$100.54

(2)   It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper South Carolina Municipal Debt Funds Classification contained 11, 11, 10 and 9 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Tennessee Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
Six Months	1.75%	1.40%
One Year	3.94	3.10
Five Years	5.12	4.36
Ten Years	5.34	4.55
Life of Fund†	4.92	5.11

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.06%	-3.58%
One Year	-0.97	-1.87
Five Years	4.11	4.02
Ten Years	4.83	4.55
Life of Fund†	4.51	5.11

†Inception date: Class A: 12/9/93; Class B: 8/25/92

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. As of 2/28/06, no Class C shares were outstanding.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Tennessee Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.66%
One Year	2.81
Five Years	4.57
Ten Years	4.87

Distribution Rates/Yields	Class A	Class B
Distribution Rate (4)	4.28%	3.53%
Taxable-Equivalent Distribution Rate (4),(5)	7.00	5.78
SEC 30-day Yield (6)	3.40	2.82
Taxable-Equivalent SEC 30-day Yield (5),(6)	5.56	4.62

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Cynthia J. Clemson

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	57
• Average Maturity:	19.3 years
• Effective Maturity:	8.2 years
• Average Rating:	AA+
• Average Call:	8.0 years
• Average Dollar Price:	$102.43

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Tennessee Municipal Debt Funds Classification contained 14, 14, 14 and 11 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Virginia Municipals Fund as of February 28, 2006

FUND PERFORMANCE AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	1.42%	1.11%	N.A.
One Year	4.72	3.99	N.A.
Five Years	5.36	4.60	N.A.
Ten Years	5.25	4.48	N.A.
Life of Fund†	4.86	5.23	1.13	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-3.41%	-3.86%	N.A.
One Year	-0.23	-1.01	N.A.
Five Years	4.34	4.26	N.A.
Ten Years	4.74	4.48	N.A.
Life of Fund†	4.44	5.23	0.13	*

†Inception date: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06

* Returns are cumulative since the inception of the share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index - Average Annual Total Returns

Six Months	0.99%
One Year	3.87
Five Years	5.51
Ten Years	5.80

Lipper Averages(3)

Lipper Virginia Municipal Debt Funds Classification - Average Annual Total Returns

Six Months	0.67%
One Year	3.11
Five Years	4.59
Ten Years	4.83

Distribution Rates/Yields	Class A	Class B	Class C*
Distribution Rate (4)	4.25%	3.49%	—
Taxable-Equivalent Distribution Rate (4),(5)	6.94	5.70	—
SEC 30-day Yield (6)	3.76	3.20	—
Taxable-Equivalent SEC 30-day Yield (5),(6)	6.14	5.22	—

*Not available as of 2/28/06.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Portfolio Manager: Robert B. MacIntosh, CFA

Rating Distribution(7),(8)

By total investments

Fund Statistics(8)

• Number of Issues:	64
• Average Maturity:	21.7 years
• Effective Maturity:	6.2 years
• Average Rating:	AA
• Average Call:	5.3 years
• Average Dollar Price:	$104.06

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 36, 35, 30 and 27 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 2/28/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Municipals Fund as of February 28, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 – February 28, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Alabama Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,017.90	$3.70
Class B	$1,000.00	$1,014.30	$7.44
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71
Class B	$1,000.00	$1,017.40	$7.45

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares and 1.49% for Class B shares multi- plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example  assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Arkansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,024.60	$3.66
Class B	$1,000.00	$1,019.70	$7.41
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66
Class B	$1,000.00	$1,017.50	$7.40

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares and 1.48% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Georgia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,010.10	$3.74
Class B	$1,000.00	$1,007.10	$7.46
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76
Class B	$1,000.00	$1,017.40	$7.50

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class A shares and 1.50% for Class B shares multi- plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Kentrucky Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,014.60	$3.90
Class B	$1,000.00	$1,011.40	$7.63
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91
Class B	$1,000.00	$1,017.20	$7.65

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multi-plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Louisiana Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,015.70	$3.55
Class B	$1,000.00	$1,011.30	$7.28
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56
Class B	$1,000.00	$1,017.60	$7.30

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares and 1.46% for Class B shares multi-plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Maryland Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,020.50	$3.96
Class B	$1,000.00	$1,016.90	$7.70
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96
Class B	$1,000.00	$1,017.20	$7.70

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class A shares and 1.54% for Class B shares multi-plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Missouri Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual*
Class A	$1,000.00	$1,017.20	$3.70
Class B	$1,000.00	$1,013.00	$7.44
Class C	$1,000.00	$1,004.50	$0.53

*                 Class C shares had not commenced operations as of September 1, 2005. Actual expenses are equal to the Fund’s annualized  expense ratio of 0.76% for Class A shares, 1.51% for Class B shares and 1.51% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 13/365 for Class C to reflect the period from commencement of operations on February 16, 2006 to February 28, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005 (February 16, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.81
Class B	$1,000.00	$1,017.40	$7.45
Class C	$1,000.00	$1,017.40	$7.45

**          Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares and 1.49% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005.

Eaton Vance North Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,021.80	$3.91
Class B	$1,000.00	$1,019.00	$7.66
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91
Class B	$1,000.00	$1,017.20	$7.65

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The exampleassumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31,2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Oregon Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,028.30	$3.87
Class B	$1,000.00	$1,025.00	$7.63
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,010.50	$3.86
Class B	$1,000.00	$1,017.30	$7.60

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares and 1.52% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance South Carolina Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual*
Class A	$1,000.00	$1,017.40	$3.80
Class B	$1,000.00	$1,013.00	$7.54
Class C	$1,000.00	$1,017.60	$7.54

*                 Class C shares had not commenced operations as of September 1, 2005. Actual expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares and 1.51% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 48/365 for Class C to reflect the period from commencement of operations on January 12, 2006 to February 28, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005 (January 12, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81
Class B	$1,000.00	$1,017.30	$7.55
Class C	$1,000.00	$1,017.30	$7.55

**          Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares and 1.51% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005.

Eaton Vance Tennessee Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual
Class A	$1,000.00	$1,017.50	$3.65
Class B	$1,000.00	$1,014.00	$7.39
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.66
Class B	$1,000.00	$1,017.50	$7.40

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares and 1.48% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005. As of 2/28/06, no Class C shares were outstanding.

Eaton Vance Virginia Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(9/1/05)	(2/28/06)	(9/1/05 – 2/28/06)
Actual*
Class A	$1,000.00	$1,014.20	$3.90
Class B	$1,000.00	$1,011.10	$7.63
Class C	$1,000.00	$1,011.30	$7.62

*                 Class C shares had not commenced operations as of September 1, 2005. Actual expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 20/365 for Class C to reflect the period from commencement of operations on February 8, 2006 to February 28, 2006). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005 (February 8, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.91
Class B	$1,000.00	$1,017.20	$7.65
Class C	$1,000.00	$1,017.20	$7.65

**          Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares and 1.53% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2005.

Eaton Vance Alabama Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%

Principal Amount (000's omitted)	Security	Value
Electric Utilities — 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,055,210
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,057,920
		$2,113,130
General Obligations — 4.5%
$1,125	Huntsville, 5.25%, 5/1/31	$1,211,434
550	Puerto Rico, 0.00%, 7/1/15	374,731
1,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,062,340
		$2,648,505
Hospital — 5.7%
$1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	$1,324,100
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,058,060
885	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	979,235
		$3,361,395
Industrial Development Revenue — 5.8%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$602,400
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,070,720
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	797,235
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	967,281
		$3,437,636
Insured-Education — 12.0%
$750	Auburn University, (MBIA), 5.00%, 6/1/26	$777,817
250	Auburn, School Improvements, (AMBAC), 4.375%, 8/1/35	243,767
1,110	Montgomery Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,214,495
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,801,575
		$7,037,654
Insured-Electric Utilities — 0.3%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.19%, 7/1/29(1)(2)	$198,581
		$198,581

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 11.0%
$1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33(3)	$1,160,255
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,376,063
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,251,702
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/27	2,055,150
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28(1)(4)	269,433
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	392,552
		$6,505,155
Insured-General Obligations — 15.7%
$1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,572,165
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,129,920
2,000	Mobile Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31(5)	2,001,440
1,000	Puerto Rico, (FSA), 5.25%, 7/1/17	1,121,270
700	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(1)(2)	834,358
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,593,296
		$9,252,449
Insured-Hospital — 9.7%
$3,000	Birmingham, Care Facility Financing Authority, (Children's Hospital), (AMBAC), 5.00%, 6/1/32(6)	$3,090,870
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,551,150
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,093,700
		$5,735,720
Insured-Lease Revenue / Certificates of Participation — 2.5%
$770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	$915,954
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(2)	549,496
		$1,465,450

See notes to financial statements

Eaton Vance Alabama Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 1.8%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$1,073,593
		$1,073,593
Insured-Transportation — 2.0%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$515,640
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	656,900
		$1,172,540
Insured-Water and Sewer — 20.1%
$2,765	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,570,427
2,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	2,105,220
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,675,575
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	1,070,490
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	1,072,170
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,049,260
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,267,680
		$11,810,822
Lease Revenue / Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$512,005
		$512,005
Total Tax-Exempt Investments — 95.6% (identified cost $52,604,345)		$56,324,635
Other Assets, Less Liabilities — 4.4%		$2,608,086
Net Assets — 100.0%		$58,932,721

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 78.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 31.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $1,851,868 or 3.1% of the Fund net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(5)  When-issued security.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,028,210
		$1,028,210
Electric Utilities — 3.8%
$550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	$551,952
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	527,605
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	793,440
		$1,872,997
Escrowed / Prerefunded — 5.4%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$565,795
1,250	Conway, Public Facilities Board, (Hendrix College), Prerefunded to 10/1/06, 6.00%, 10/1/26	1,268,800
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	818,775
		$2,653,370
General Obligations — 4.8%
$2,750	Arkansas State College Savings, 0.00%, 6/1/14	$1,984,290
350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	360,566
		$2,344,856
Hospital — 10.7%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$825,656
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	770,362
1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	1,072,420
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	261,722
1,250	Paragould Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,286,350
785	Pulaski County, (Children's Hospital), 5.25%, 3/1/16	816,879
250	Washington County Hospital, (Washington Regional Medical Center), 5.00%, 2/1/35	252,862
		$5,286,251

Principal Amount (000's omitted)	Security	Value
Housing — 2.2%
$435	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$450,160
155	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	157,185
455	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	464,637
		$1,071,982
Industrial Development Revenue — 9.4%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$447,292
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,203,360
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	773,092
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	269,850
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	942,690
		$4,636,284
Insured-Education — 11.8%
$1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	$1,105,340
500	Pulaski Technical College, (FGIC), 5.00%, 9/1/34	520,695
750	University of Arkansas, (AMBAC), 5.00%, 12/1/30	789,075
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	782,025
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	521,085
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,579,155
500	University of Central Arkansas, (AMBAC), 6.125%, 4/1/26	511,140
		$5,808,515
Insured-Electric Utilities — 5.3%
$250	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$267,733
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,172,340
875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.24%, 7/1/29(1)(2)	993,720
135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.19%, 7/1/29(1)(3)	162,475
		$2,596,268

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 3.1%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$318,730
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	585,400
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.49%, 7/1/32(1)(3)	620,265
		$1,524,395
Insured-General Obligations — 8.4%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$313,005
500	Little Rock School District, (FSA), 5.25%, 2/1/33	529,920
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	533,225
1,000	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	1,126,820
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,164,230
160	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(1)(3)	238,835
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	251,398
		$4,157,433
Insured-Health-Miscellaneous — 2.0%
$480	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$470,890
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	532,525
		$1,003,415
Insured-Hospital — 6.1%
$1,500	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/30	$1,572,015
1,000	Pulaski County, (Children's Hospital), (AMBAC), 5.00%, 3/1/35	1,044,980
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	408,724
		$3,025,719
Insured-Housing — 2.1%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$518,020
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	524,710
		$1,042,730

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 3.9%
$500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	$524,570
1,000	Arkansas Development Finance Authority, SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,051,360
240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(3)	329,698
		$1,905,628
Insured-Other Revenue — 1.1%
$500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	$523,395
		$523,395
Insured-Special Tax Revenue — 0.6%
$255	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$93,715
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	35,733
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	190,430
		$319,878
Insured-Transportation — 1.6%
$400	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(1)(3)	$583,156
200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.495%, 7/1/32(1)(3)	227,636
		$810,792
Insured-Water and Sewer — 6.5%
$500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	$519,040
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	693,967
500	Conway Water Revenue, (FGIC), 5.125%, 12/1/23	532,960
1,395	Fort Smith Water and Sewer, (FSA), 5.00%, 10/1/23	1,482,146
		$3,228,113
Special Tax Revenue — 4.8%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,382,980
		$2,382,980

See notes to financial statements

Eaton Vance Arkansas Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 1.0%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$514,565
		$514,565
Water and Sewer — 2.7%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22(4)	$1,038,570
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	288,078
		$1,326,648
Total Tax-Exempt Investments — 99.4% (identified cost $46,659,157)		$49,064,424
Other Assets, Less Liabilities — 0.6%		$278,355
Net Assets — 100.0%		$49,342,779

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 52.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 17.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $3,155,785 or 6.4% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal Amount (000's omitted)	Security	Value
Education — 2.5%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,560,870
		$1,560,870
Electric Utilities — 3.7%
$930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	$652,953
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,196,010
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	417,580
		$2,266,543
Escrowed / Prerefunded — 1.7%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$998,944
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	50,418
		$1,049,362
General Obligations — 3.0%
$300	Alpharetta, 6.50%, 5/1/10	$323,742
500	Georgia, 2.00%, 12/1/23	357,425
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,124,870
		$1,806,037
Hospital — 2.5%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$470,880
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,035,840
		$1,506,720
Housing — 1.9%
$600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$625,146
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	533,065
		$1,158,211

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 12.4%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28(1)	$2,202,660
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	745,136
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,106,280
750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	747,630
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,024,663
858	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	787,953
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,500
		$7,615,822
Insured-Education — 6.7%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$1,022,620
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,556,340
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,526,775
		$4,105,735
Insured-Electric Utilities — 7.2%
$1,000	Burke County Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	$1,008,030
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,373,683
		$4,381,713
Insured-Escrowed / Prerefunded — 8.6%
$1,000	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,083,760
95	Georgia Municipal Electric Power Authority, (MBIA), Prerefunded to Various Dates, 5.50%, 1/1/20	110,856
500	Henry County, Water and Sewer Authority, (FGIC), Prerefunded to 2/1/10, 5.625%, 2/1/30	543,035
1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, Variable Rate, 6.926%, 7/1/20(2)(3)	1,639,725
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28(2)(4)	777,539
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.69%, 6/1/26(2)(3)	1,087,340
		$5,242,255

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 5.3%
$660	Fayette County, School District, (FSA), 0.00%, 3/1/25	$546,704
1,225	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/21	1,380,355
900	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(2)(4)	1,072,746
160	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(2)(4)	238,835
		$3,238,640
Insured-Hospital — 2.5%
$1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,106,130
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.226%, 8/1/10(2)(3)	409,140
		$1,515,270
Insured-Lease Revenue / Certificates of Participation — 0.9%
$400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(2)(4)	$549,496
		$549,496
Insured-Special Tax Revenue — 6.0%
$1,500	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$1,533,705
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,066,990
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,099,200
		$3,699,895
Insured-Transportation — 8.1%
$785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$802,301
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,191,600
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	450,938
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,177,810
265	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(2)(4)	386,341
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	320,079
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.499%, 7/1/36(2)(4)	600,395
		$4,929,464

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 17.2%
$1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	$1,207,164
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	2,099,620
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	516,720
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,088,300
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	533,535
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,267,069
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,146,760
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,156,650
500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	521,280
		$10,537,098
Lease Revenue / Certificates of Participation — 1.4%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$872,240
		$872,240
Senior Living / Life Care — 0.5%
$1,385	De Kalb County, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25(5)	$304,035
		$304,035
Transportation — 0.4%
$250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	$254,965
		$254,965
Water and Sewer — 6.0%
$1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	$1,032,420
1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,044,620
500	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	522,580
1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,078,280
		$3,677,900
Total Tax-Exempt Investments — 98.5% (identified cost $57,017,788)		$60,272,271
Other Assets, Less Liabilities — 1.5%		$892,412
Net Assets — 100.0%		$61,164,683

See notes to financial statements

Eaton Vance Georgia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 63.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 25.2% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $6,761,557 or 11.1% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal Amount (000's omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,301,440
		$1,301,440
Electric Utilities — 5.3%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,197,790
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,055,210
		$3,253,000
General Obligations — 2.6%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,567,638
		$1,567,638
Industrial Development Revenue — 8.1%
$1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	$1,512,210
1,500	Perry County, Solid Waste Disposal, (TJI International), (AMT), 6.80%, 5/1/26	1,534,845
55	Powderly, (KMart Corp.), 6.90%, 3/1/07	54,866
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,858,548
		$4,960,469
Insured-Education — 4.5%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,106,960
650	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	657,137
		$2,764,097
Insured-Electric Utilities — 1.8%
$2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	$1,097,920
		$1,097,920
Insured-Escrowed / Prerefunded — 5.6%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,070,040
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	1,038,870

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28(1)(2)	$269,432
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,057,430
		$3,435,772
Insured-General Obligations — 2.9%
$350	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(1)(3)	$417,179
200	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(1)(3)	298,544
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,072,570
		$1,788,293
Insured-Hospital — 6.4%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$874,233
7,890	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,999,383
		$3,873,616
Insured-Industrial Development Revenue — 1.7%
$1,000	Boone County, (Dayton Power & Light Co.), (FGIC), 4.70%, 1/1/28	$1,015,980
		$1,015,980
Insured-Lease Revenue / Certificates of Participation — 13.1%
$1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	$1,402,178
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,152,404
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,057,780
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,038,820
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,165,050
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,162,550
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(3)	412,122
655	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	610,159
		$8,001,063

See notes to financial statements

Eaton Vance Kentucky Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 19.6%
$3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15(4)	$3,138,030
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,281,327
2,000	Kentucky EDA, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,131,220
1,000	Kentucky State Turnpike Authority Economic Development Revenues, (FGIC), 0.00%, 1/1/10	870,920
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	3,006,250
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,553,280
		$11,981,027
Insured-Water and Sewer — 9.4%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,570,560
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,040,890
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,155,400
		$5,766,850
Lease Revenue / Certificates of Participation — 10.1%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$780,300
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,385,316
2,000	Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15	2,023,460
		$6,189,076
Other Revenue — 0.6%
$4,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$268,422
3,500	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	119,945
		$388,367

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 5.2%
$3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	$3,147,540
		$3,147,540
Total Tax-Exempt Investments — 99.0% (identified cost $55,365,506)		$60,532,148
Other Assets, Less Liabilities — 1.0%		$594,986
Net Assets — 100.0%		$61,127,134

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 65.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 21.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $1,397,277 or 2.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal Amount (000's omitted) Security		Value
Escrowed / Prerefunded — 1.9%
$525	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$540,834
		$540,834
Hospital — 4.2%
$500	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$506,195
235	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/32	238,541
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	498,050
		$1,242,786
Housing — 5.8%
$500	Louisiana HFA, Multifamily, (FNMA), (AMT), 4.75%, 4/1/38	$491,085
110	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	112,018
550	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	174,003
385	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	396,812
510	New Orleans Home Mortgage Authority, Single Family, (GNMA/FNMA), (AMT), 6.30%, 6/1/28	512,586
		$1,686,504
Industrial Development Revenue — 5.0%
$415	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$440,805
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	517,180
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	515,265
		$1,473,250
Insured-Education — 16.2%
$500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$519,255
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	506,740
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,068,660
850	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	875,296

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	$516,505
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,264,812
		$4,751,268
Insured-Electric Utilities — 2.7%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$801,687
		$801,687
Insured-Escrowed / Prerefunded — 10.4%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$1,546,429
650	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28(2)(3)	700,524
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28(2)(4)	388,770
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.49%, 7/1/32(2)(4)	415,578
		$3,051,301
Insured-General Obligations — 10.1%
$500	Louisiana, (FGIC), 5.00%, 11/15/20	$524,060
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,430,168
800	New Orleans, (AMBAC), 0.00%, 9/1/16	481,512
300	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(2)(4)	357,582
120	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(2)(4)	179,126
		$2,972,448
Insured-Hospital — 2.8%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$821,580
		$821,580
Insured-Industrial Development Revenue — 4.4%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,295,200
		$1,295,200

See notes to financial statements

Eaton Vance Louisiana Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 4.4%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$525,630
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	513,670
180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(2)(4)	247,273
		$1,286,573
Insured-Other Revenue — 7.0%
$750	Louisiana Environmental Facilities and Community Development Authority, (Ascension Parish Library Projects), (AMBAC), 5.25%, 4/1/29	$805,163
500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	508,480
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	746,508
		$2,060,151
Insured-Special Tax Revenue — 8.9%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$801,555
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,031,070
560	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/35	586,617
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	191,257
		$2,610,499
Insured-Transportation — 1.0%
$210	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(2)(4)	$306,157
		$306,157
Other Revenue — 5.8%
$2,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$127,820
1,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	58,259
350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.108%, 10/1/32(2)(4)	439,135
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,059,880
		$1,685,094

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 4.7%
$500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$515,630
850	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	864,654
		$1,380,284
Transportation — 3.5%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,010,930
		$1,010,930
Total Tax-Exempt Investments — 98.8% (identified cost $27,181,619)		$28,976,546
Other Assets, Less Liabilities — 1.2%		$351,796
Net Assets — 100.0%		$29,328,342

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 68.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 38.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $3,034,145 or 10.3% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.1%

Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.9%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,267,287
		$1,267,287
Education — 14.6%
$4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32	$4,166,160
1,500	Maryland HEFA, (Loyola College), 4.75%, 10/1/33	1,519,560
500	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	520,035
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,356,771
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	527,090
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,049,880
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	450,606
		$9,590,102
Electric Utilities — 5.8%
$1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	$1,516,365
2,225	Prince George's County, PCR, (Potomac Electric), 6.375%, 1/15/23	2,263,938
		$3,780,303
Escrowed / Prerefunded — 8.8%
$1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	$1,340,145
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39(1)	3,543,118
800	Maryland HEFA, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	910,200
		$5,793,463
General Obligations — 2.8%
$1,000	Montgomery County, 5.25%, 10/1/19	$1,083,390
1,100	Puerto Rico, 0.00%, 7/1/16	713,856
		$1,797,246
Health Care-Miscellaneous — 2.0%
$1,280	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	$1,335,501
		$1,335,501

Principal Amount (000's omitted)	Security	Value
Hospital — 8.9%
$1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	$1,067,050
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,103,200
1,505	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,557,148
1,000	Maryland HEFA, (Union Hospital of Cecil County), 5.00%, 7/1/40	1,028,510
1,355	Prince George's County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13(2)	11,111
3,800	Prince George's County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23(2)	31,160
		$5,798,179
Housing — 1.6%
$1,000	Prince George's County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	$1,043,390
		$1,043,390
Industrial Development Revenue — 1.8%
$1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$981,010
215	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	224,176
		$1,205,186
Insured-Education — 2.2%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,468,644
		$1,468,644
Insured-Electric Utilities — 5.3%
$1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	$1,603,200
1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.19%, 7/1/29(3)(4)	1,865,456
		$3,468,656
Insured-Escrowed / Prerefunded — 7.4%
$3,125	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,430,656
335	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26(3)(4)	357,542
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28(3)(5)	1,077,730
		$4,865,928

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 2.5%
$350	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(3)(4)	$417,179
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,196,330
		$1,613,509
Insured-Hospital — 9.6%
$1,280	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 9.205%, 8/15/38(3)(4)	$1,911,398
1,040	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	1,210,997
3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,154,977
		$6,277,372
Insured-Lease Revenue / Certificates of Participation — 1.1%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(3)(4)	$686,870
		$686,870
Insured-Other Revenue — 1.6%
$1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,038,980
		$1,038,980
Insured-Special Tax Revenue — 2.9%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$202,131
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	549,600
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	71,466
2,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	416,232
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	668,980
		$1,908,409
Insured-Transportation — 4.8%
$1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	$1,577,670
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,585,140
		$3,162,810

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 8.5%
$1,500	Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23	$1,598,460
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	527,450
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,109,530
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,346,600
		$5,582,040
Other Revenue — 3.7%
$4,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$274,813
3,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	126,799
895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	940,001
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,076,540
		$2,418,153
Special Tax Revenue — 3.3%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$797,205
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	551,455
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	839,536
		$2,188,196
Total Tax-Exempt Investments — 101.1% (identified cost $65,524,868)		$66,290,224
Other Assets, Less Liabilities — (1.1)%		$(734,501)
Net Assets — 100.0%		$65,555,723

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 45.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.9% to 20.8% of total investments.

See notes to financial statements

Eaton Vance Maryland Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Defaulted bond.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $6,316,175 or 9.6% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal Amount (000's omitted)	Security	Value
Education — 3.7%
$1,000	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/22	$1,071,190
1,500	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/33	1,568,550
		$2,639,740
Escrowed / Prerefunded — 1.5%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,103,930
		$1,103,930
General Obligations — 1.1%
$750	Puerto Rico Public Buildings Authority, 5.25%, 7/1/33	$798,375
		$798,375
Hospital — 9.9%
$400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	$413,184
1,950	Missouri HEFA, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,107,053
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,535,475
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,021,580
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	505,642
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	265,387
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,254,150
		$7,102,471
Housing — 2.4%
$935	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$988,473
160	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	161,834
45	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	45,699
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	514,989
		$1,710,995

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.3%
$515	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$508,717
595	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	614,546
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,109,700
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,267,512
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,021,200
		$4,521,675
Insured-Education — 2.8%
$1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	$1,014,600
1,000	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	1,009,500
		$2,024,100
Insured-Electric Utilities — 5.6%
$2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,370,262
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32(1)	1,052,300
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.995%, 7/1/16(2)(3)	570,292
		$3,992,854
Insured-Escrowed / Prerefunded — 7.1%
$575	Missouri HEFA, (Saint Louis Children's Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	$533,008
500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26(2)(3)	533,645
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28(2)(3)	777,539
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.69%, 6/1/26(2)(3)	1,087,340
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,160,340
		$5,091,872

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.2%
$900	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(2)(3)	$1,072,746
1,900	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,263,880
		$2,336,626
Insured-Hospital — 9.7%
$9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$5,124,585
540	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	278,737
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,584,450
		$6,987,772
Insured-Lease Revenue / Certificates of Participation — 13.4%
$1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	$1,093,200
1,045	Cape Girardeua County, Building Corp., (Jackson R-II School Dristrict), (MBIA), 5.25%, 3/1/25	1,144,191
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	532,180
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,090,180
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	928,589
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	705,806
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.245%, 7/1/36(2)(3)	376,350
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(2)(3)	549,496
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,133,360
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,056,360
		$9,609,712
Insured-Other Revenue — 1.1%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$802,643
		$802,643
Insured-Special Tax Revenue — 9.1%
$1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$1,050,510

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	$1,560,075
1,955	Howard Bend Levee District, (XLCA), 5.25%, 3/1/28	2,216,071
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	631,938
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,099,200
		$6,557,794
Insured-Transportation — 9.2%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,573,515
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,766,715
190	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(2)(3)	276,999
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	779,460
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,031,394
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,184,920
		$6,613,003
Insured-Water and Sewer — 1.9%
$1,300	Metro Saint Louis, Metropolitan Waste Water System, (MBIA), 5.00%, 5/1/34	$1,366,209
		$1,366,209
Pooled Loans — 3.8%
$2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	$2,752,860
		$2,752,860
Senior Living / Life Care — 4.9%
$1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	$968,540
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	535,300
2,000	Missouri HEFA, (Lutheran Senior Services), 5.125%, 2/1/27	2,049,980
		$3,553,820

See notes to financial statements

Eaton Vance Missouri Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.8%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$527,098
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	735,290
		$1,262,388
Total Tax-Exempt Investments — 98.5% (identified cost $65,240,569)		$70,828,839
Other Assets, Less Liabilities — 1.5%		$1,043,419
Net Assets — 100.0%		$71,872,258

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 64.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 27.9% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $5,244,407 or 7.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal Amount (000's omitted)	Security	Value
Education — 11.8%
$2,700	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$2,803,707
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,610,798
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,021,027
		$8,435,532
Electric Utilities — 22.8%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	$5,316,300
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,376,075
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,837,890
1,950	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,224,483
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,255,880
2,000	Puerto Rico Electric Power Authority, Variable Rate, 6.936%, 7/1/29(1)(2)	2,220,900
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,067,500
		$16,299,028
Escrowed / Prerefunded — 13.0%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	$1,099,270
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,076,920
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,111,920
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,007,950
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17(3)	2,417,210
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	484,246
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,603,245
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	483,409
		$9,284,170
General Obligations — 1.5%
$1,000	Charlotte, 5.00%, 7/1/29	$1,055,530
		$1,055,530

Principal Amount (000's omitted)	Security	Value
Hospital — 2.9%
$535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	$543,731
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,039,780
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	517,035
		$2,100,546
Housing — 3.5%
$1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	$1,450,218
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	322,534
735	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	754,044
970	Raleigh Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30(4)	10
		$2,526,806
Insured-Education — 5.5%
$1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	$1,068,250
1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	1,475,554
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,373,051
		$3,916,855
Insured-Electric Utilities — 1.5%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$1,061,630
		$1,061,630
Insured-Escrowed / Prerefunded — 3.8%
$1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	$1,887,776
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28(1)(2)	862,184
		$2,749,960
Insured-General Obligations — 2.1%
$280	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(1)(5)	$417,962
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,061,376
		$1,479,338

See notes to financial statements

Eaton Vance North Carolina Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 7.4%
$1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	$1,303,800
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,082,920
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	917,067
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,015,665
		$5,319,452
Insured-Lease Revenue / Certificates of Participation — 0.8%
$420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(5)	$576,971
		$576,971
Insured-Transportation — 6.7%
$500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	$533,150
600	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(1)(5)	874,734
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,128,230
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.499%, 7/1/36(1)(5)	1,200,790
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,038,920
		$4,775,824
Insured-Water and Sewer — 3.0%
$500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	$547,165
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,579,470
		$2,126,635
Lease Revenue / Certificates of Participation — 3.6%
$1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	$1,039,390
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,550,595
		$2,589,985
Other Revenue — 1.8%
$1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.785%, 10/1/34(1)(5)	$1,254,670
		$1,254,670

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 0.4%
$250	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	$256,427
		$256,427
Transportation — 0.7%
$500	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	$517,600
		$517,600
Water and Sewer — 5.5%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,803,989
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,092,355
		$3,896,344
Total Tax-Exempt Investments — 98.3% (identified cost $65,821,700)		$70,223,303
Other Assets, Less Liabilities — 1.7%		$1,194,394
Net Assets — 100.0%		$71,417,697

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 31.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 10.4% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $7,408,211 or 10.4% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Defaulted bond.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000's omitted)	Security	Value
Cogeneration — 2.2%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,027,920
		$2,027,920
Education — 1.2%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$1,044,510
		$1,044,510
Electric Utilities — 2.2%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,001,370
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,031,260
		$2,032,630
Escrowed / Prerefunded — 3.3%
$1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	$1,335,437
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,625,355
		$2,960,792
General Obligations — 14.8%
$1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	$846,008
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,431,726
660	Oregon Veterans Welfare, 5.25%, 10/1/42	672,863
1,560	Oregon Veterans Welfare, 5.50%, 12/1/42	1,608,001
475	Oregon Veterans Welfare, 5.90%, 10/1/17	476,059
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,638,075
1,525	Washington County, 5.00%, 6/1/20	1,675,426
		$13,348,158
Hospital — 2.4%
$2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,165,413
		$2,165,413

Principal Amount (000's omitted)	Security	Value
Housing — 18.0%
$930	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$992,198
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	768,907
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,535,775
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	2,500,725
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	926,648
600	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	611,634
605	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	617,070
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,768,655
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,987,585
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,562,715
		$16,271,912
Industrial Development Revenue — 7.2%
$590	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$589,245
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,501,505
505	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	506,697
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22(1)	485,707
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	680,376
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	769,589
		$6,533,119
Insured-Education — 4.5%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,509,972
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,569,270
		$4,079,242
Insured-Electric Utilities — 3.3%
$750	Emerald People's Utility District, (FSA), 5.25%, 11/1/22	$813,300
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,067,270
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,068,800
		$2,949,370

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 6.7%
$1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26(2)	$1,869,613
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28(3)(4)	1,555,078
1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.49%, 7/1/32(3)(4)	1,612,689
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 7.05%, 6/15/19(3)(5)	1,051,897
		$6,089,277
Insured-General Obligations — 11.6%
$1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	$626,700
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	597,290
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	212,064
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	539,510
2,000	Linn County, School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,380,780
1,000	Linn County, School District No. 9, (Lebanon), (FGIC), Variable Rate, 12.19%, 6/15/30(3)(4)	1,790,300
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,725,707
200	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(3)(4)	298,544
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,336,900
		$10,507,795
Insured-Hospital — 0.6%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$518,215
		$518,215
Insured-Lease Revenue / Certificates of Participation — 4.6%
$1,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/20	$1,073,290
1,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/21	1,070,810
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,613,070
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(3)(4)	412,122
		$4,169,292

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 1.1%
$830	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$305,033
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	107,199
3,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	620,588
		$1,032,820
Insured-Transportation — 1.9%
$600	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(3)(4)	$874,734
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.495%, 7/1/32(3)(4)	796,726
		$1,671,460
Insured-Water and Sewer — 3.9%
$1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	$1,673,249
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,057,560
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	793,770
		$3,524,579
Other Revenue — 0.5%
$300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 14.505%, 10/1/32(3)(4)	$427,335
		$427,335
Senior Living / Life Care — 2.0%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,817,673
		$1,817,673
Special Tax Revenue — 3.8%
$2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,231,436
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 6.67%, 8/1/19(3)(5)	2,196,180
		$3,427,616
Transportation — 2.3%
$2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	$2,114,320
		$2,114,320

See notes to financial statements

Eaton Vance Oregon Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 98.1% (identified cost $85,224,950)	$88,713,448
Other Assets, Less Liabilities — 1.9%	$1,691,304
Net Assets — 100.0%	$90,404,752

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 38.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 14.6% of total investments.

(1)  Security is in default and making only partial interest payments.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $11,015,605 or 12.2% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.0%
$750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$793,440
		$793,440
Escrowed / Prerefunded — 4.2%
$695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	$732,954
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,164,020
1,335	South Carolina Jobs Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/13, 6.375%, 8/1/34	1,549,174
		$3,446,148
General Obligations — 11.1%
$1,500	Charleston County, School District, 5.00%, 2/1/25	$1,581,375
3,000	Lexington County, School District No. 1, 4.75%, 2/1/28	3,094,560
1,000	Puerto Rico, Variable Rate, 7.666%, 7/1/29(1)(2)	1,314,030
1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,145,315
2,360	South Carolina, 3.25%, 8/1/30	1,905,865
		$9,041,145
Hospital — 1.9%
$1,000	Lexington County, (Health Services District, Inc., 5.50%, 11/1/32	$1,053,280
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	264,860
165	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	185,722
		$1,503,862
Housing — 0.5%
$360	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	$361,728
		$361,728
Industrial Development Revenue — 4.2%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,429,834
135	Florence County, (Stone Container), 7.375%, 2/1/07	135,174
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	327,892

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	$1,505,560
		$3,398,460
Insured-Education — 11.2%
$265	Citadel Military College, (AMBAC), 4.50%, 4/1/23	$271,450
1,615	Clemson University, Athletic Facilities, (XLCA), 4.50%, 5/1/24	1,644,635
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,052,970
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,361,012
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.495%, 7/1/33(1)(3)	564,935
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,379,029
1,500	University of South Carolina, (AMBAC), 5.00%, 5/1/34	1,560,855
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,290,667
		$9,125,553
Insured-Electric Utilities — 11.6%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$2,665,950
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	905,402
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	994,297
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.24%, 7/1/29(1)(2)	851,760
250	South Carolina Public Service Authority, (AMBAC), 4.75%, 1/1/32	254,405
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,076,710
2,500	South Carolina Public Service Authority, (Santee Cooper), (MBIA), 5.00%, 1/1/36	2,644,225
		$9,392,749
Insured-Escrowed / Prerefunded — 0.9%
$260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28(1)(3)	$288,800
330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.49%, 7/1/32(1)(3)	409,375
		$698,175

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 5.1%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$889,564
1,750	Jasper County, School District, (MBIA), 5.25%, 3/1/26	1,903,738
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,038,560
200	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(1)(3)	298,544
		$4,130,406
Insured-Hospital — 1.3%
$1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$1,066,780
		$1,066,780
Insured-Lease Revenue / Certificates of Participation — 5.4%
$3,645	Dorchester County, School District No. 2, (AGC), 5.00%, 12/1/29	$3,835,378
415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(3)	570,102
		$4,405,480
Insured-Other Revenue — 2.2%
$1,710	Columbia, (CIFG), 5.00%, 2/1/25	$1,797,244
		$1,797,244
Insured-Pooled Loans — 2.4%
$1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 8.495%, 8/1/27(1)(3)	$1,937,237
		$1,937,237
Insured-Special Tax Revenue — 3.9%
$1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	$1,093,250
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,179,810
2,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	919,848
		$3,192,908
Insured-Transportation — 5.1%
$900	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(1)(3)	$1,312,101
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.495%, 7/1/32(1)(3)	375,599

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,095	Richland-Lexington, Airport District, (AMT), (CIFG), 5.00%, 1/1/21	$1,153,670
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,333,025
		$4,174,395
Insured-Utilities — 7.0%
$2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32(4)	$2,397,100
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,186,870
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,139,880
		$5,723,850
Insured-Water and Sewer — 14.0%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	$781,365
1,000	Berkeley County, (FSA), 4.75%, 6/1/29	1,028,230
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,050,510
1,000	Easley, (FSA), 5.00%, 12/1/27	1,044,490
2,000	Easley, (FSA), 5.00%, 12/1/34	2,112,940
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,564,920
2,230	Spartanburg, Sanitary Sewer District, (MBIA), 4.50%, 3/1/30	2,239,344
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	518,570
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,076,770
		$11,417,139
Other Revenue — 3.5%
$550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.108%, 10/1/32(1)(3)	$690,069
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,155,860
		$2,845,929
Pooled Loans — 1.2%
$1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	$1,001,550
		$1,001,550

See notes to financial statements

Eaton Vance South Carolina Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 97.7% (identified cost $74,464,156)	$79,454,178
Other Assets, Less Liabilities — 2.3%	$1,867,474
Net Assets — 100.0%	$81,321,652

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 71.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.3% to 20.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $8,612,552 or 10.6% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal Amount (000's omitted)	Security	Value
Education — 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,539,795
		$1,539,795
Electric Utilities — 3.0%
$1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	$1,043,230
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	527,605
		$1,570,835
Escrowed / Prerefunded — 4.6%
$750	Metropolitan Government of Nashville and Davidson County, (Charity Obligated Group), Prerefunded to 5/1/10, 5.125%, 11/1/27	$792,120
1,000	Montgomery County, (Clarksville Regional Health System), Prerefunded to 1/1/08, 5.375%, 1/1/28	1,039,310
470	Sullivan County, Health Education and Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	537,708
		$2,369,138
Hospital — 3.7%
$1,000	Johnson City Health and Educational Facilities Board, 5.50%, 7/1/36	$1,052,300
500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	530,810
280	Sullivan County, Health Education and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	310,226
		$1,893,336
Housing — 0.9%
$445	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	$451,671
		$451,671
Industrial Development Revenue — 2.0%
$500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$517,780
500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	504,295
		$1,022,075

Principal Amount (000's omitted)	Security	Value
Insured-Cogeneration — 2.0%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$1,040,640
		$1,040,640
Insured-Education — 4.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,033,600
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,465,902
		$2,499,502
Insured-Electric Utilities — 16.9%
$650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	$674,940
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,247,550
1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,795,552
400	Memphis, Electric System, (MBIA), Variable Rate, 10.00%, 12/1/17(1)(2)	509,688
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,053,250
2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,250,200
1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,052,240
500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	534,400
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	263,075
250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.995%, 7/1/16(1)(2)	356,432
		$8,737,327
Insured-Escrowed / Prerefunded — 11.4%
$250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	$275,390
500	Greene County, (FGIC), Prerefunded to 6/1/11, 5.00%, 6/1/26	531,215
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,566,870
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,037,630
300	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.084%, 7/1/26(1)(2)	320,187

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.69%, 6/1/26(1)(3)	$543,670
1,500	Shelby County, (Lebonheur Children's Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,603,755
		$5,878,717
Insured-General Obligations — 10.5%
$1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	$809,614
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,355,400
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	558,340
500	Lincoln County, (FGIC), 5.25%, 4/1/21	571,200
700	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(1)(2)	834,358
250	Putnam County, (FGIC), 5.25%, 4/1/20	284,130
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,007,170
		$5,420,212
Insured-Hospital — 4.1%
$500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	$554,575
1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,560,675
		$2,115,250
Insured-Lease Revenue / Certificates of Participation — 0.9%
$340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(2)	$467,072
		$467,072
Insured-Pooled Loans — 2.0%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$1,055,670
		$1,055,670
Insured-Special Tax Revenue — 5.6%
$1,470	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	$1,547,395
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	824,400
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	504,263
		$2,876,058

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 7.3%
$1,500	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.00%, 3/1/24	$1,619,700
1,000	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,071,250
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	786,758
190	Puerto Rico Highway and Transportation Authority, (CIFG), Variable Rate, 9.26%, 7/1/41(1)(2)	276,999
		$3,754,707
Insured-Water and Sewer — 17.1%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	$1,121,130
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,575,795
875	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	896,726
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	1,040,120
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,092,100
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34(4)	2,091,360
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,039,170
		$8,856,401
Total Tax-Exempt Investments — 99.8% (identified cost $47,948,630)		$51,548,406
Other Assets, Less Liabilities — 0.2%		$106,339
Net Assets — 100.0%		$51,654,745

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments

See notes to financial statements

Eaton Vance Tennessee Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 82.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 35.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $3,308,406 or 6.4% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal Amount (000's omitted)	Security	Value
Education — 6.0%
$1,000	Alexandria IDA, (Episcopal High School), 4.50%, 1/1/35	$995,140
2,000	University of Virginia, 5.00%, 6/1/37	2,117,000
3,320	Virginia College Building Authority, 4.75%, 9/1/35	3,395,796
		$6,507,936
Electric Utilities — 1.0%
$1,000	Puerto Rico Electric Power Authority, Variable Rate, 6.936%, 7/1/29(1)(2)	$1,110,450
		$1,110,450
Escrowed / Prerefunded — 1.8%
$1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), Prerefunded to 10/1/10, 5.625%, 10/1/22	$1,908,357
		$1,908,357
General Obligations — 3.4%
$1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	$1,498,031
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,126,320
		$3,624,351
Hospital — 8.5%
$2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,323,980
1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,613,250
2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,147,780
1,670	Fairfax County IDA, (Inova Health System), Variable Rate, 8.445%, 8/15/23(1)(3)	2,081,471
1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,056,240
		$9,222,721
Housing — 3.0%
$1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	$1,021,960
2,105	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	2,178,128
		$3,200,088

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 3.4%
$1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,283,150
2,270	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,361,186
		$3,644,336
Insured-Education — 10.0%
$3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	$3,136,890
6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,708,952
		$10,845,842
Insured-Electric Utilities — 3.3%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.19%, 7/1/29(1)(3)	$198,581
700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 9.995%, 7/1/16(1)(3)	998,011
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,136,510
1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.374%, 7/1/29(1)(3)	1,203,520
		$3,536,622
Insured-General Obligations — 3.9%
$1,170	Fairfax, (MBIA), 4.50%, 1/15/36	$1,179,758
1,230	Portsmouth, (MBIA), 4.25%, 4/1/23	1,235,031
1,000	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27(1)(3)	1,191,940
400	Puerto Rico, (MBIA), Variable Rate, 9.995%, 7/1/20(1)(3)	597,088
		$4,203,817
Insured-Hospital — 6.8%
$1,500	Henrico County, (Bon Secours Health Systems), (MBIA), 6.25%, 8/15/20	$1,842,750
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,483,200
		$7,325,950
Insured-Housing — 1.3%
$1,190	Virginia HDA, (MBIA), Variable Rate, 9.77%, 7/1/36(1)(3)	$1,359,016
		$1,359,016

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 1.7%
$900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	$963,765
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.80%, 6/1/24(1)(3)	824,244
		$1,788,009
Insured-Special Tax Revenue — 2.0%
$1,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$643,142
860	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	204,869
7,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,333,010
		$2,181,021
Insured-Transportation — 20.9%
$5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,909,750
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,028,900
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,044,360
2,000	Metro Washington, DC, Authority Airport System, (FSA), (AMT), 5.00%, 10/1/35	2,092,880
3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,500,557
1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,041,360
2,760	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,181,231
250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.499%, 7/1/36(1)(3)	300,197
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,453,683
		$22,552,918
Insured-Utilities — 1.0%
$1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	$1,042,050
		$1,042,050
Insured-Water and Sewer — 5.6%
$1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	$1,155,370
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,016,440

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	$1,122,780
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,704,050
		$5,998,640
Other Revenue — 4.3%
$7,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$447,370
6,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	205,620
1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,324,950
1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.785%, 10/1/34(1)(3)	1,631,071
1,000	Tobacco Settlement Financing Corp., Variable Rate, 9.044%, 6/1/37(1)(3)(4)	1,080,280
		$4,689,291
Senior Living / Life Care — 0.9%
$1,000	Virginia Beach Development Authority, (Westminster-Cantebury), 5.375%, 11/1/32	$1,015,380
		$1,015,380
Special Tax Revenue — 0.5%
$500	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	$512,900
		$512,900
Water and Sewer — 9.8%
$4,250	Fairfax County Water Authority, 5.00%, 4/1/21(5)	$4,750,948
2,795	Fairfax County Water Authority, 5.25%, 4/1/27	3,244,492
2,620	Prince William County Service Authority, Water and Sewer, 4.50%, 7/1/35	2,634,751
		$10,630,191
Total Tax-Exempt Investments — 99.1% (identified cost $97,472,529)		$106,899,886
Other Assets, Less Liabilities — 0.9%		$960,991
Net Assets — 100.0%		$107,860,877

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

See notes to financial statements

Eaton Vance Virginia Municipals Fund as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 56.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $12,575,869 or 11.7% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.

(4)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 2006

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Assets
Investments —
Identified cost	$52,604,345	$46,659,157	$57,017,788	$55,365,506
Unrealized appreciation	3,720,290	2,405,267	3,254,483	5,166,642
Investments, at value	$56,324,635	$49,064,424	$60,272,271	$60,532,148
Cash	$449,056	$981,365	$1,634,883	$337,547
Receivable for investments sold	3,776,688	—	—	95,000
Receivable for Fund shares sold	11,414	15,255	203,876	768
Interest receivable	553,440	668,753	706,223	683,619
Total assets	$61,115,233	$50,729,797	$62,817,253	$61,649,082
Liabilities
Payable for investments purchased	$—	$1,135,716	$1,391,252	$—
Payable for Fund shares redeemed	9,490	38,791	19,261	332,762
Payable for daily variation margin on open financial futures contracts	53,358	79,194	77,781	36,285
Dividends payable	89,075	71,184	89,368	78,537
Payable for when-issued securities	1,955,920	—	—	—
Payable to affiliate for investment advisory fees	13,871	10,351	14,216	15,021
Payable to affiliate for distribution and service fees	28,404	20,559	27,069	26,746
Accrued expenses	32,394	31,223	33,623	32,597
Total liabilities	$2,182,512	$1,387,018	$1,652,570	$521,948
Net Assets	$58,932,721	$49,342,779	$61,164,683	$61,127,134
Sources of Net Assets
Paid-in capital	$56,134,754	$48,397,611	$59,180,420	$60,017,662
Accumulated net realized loss (computed on the basis of identified cost)	(788,639)	(1,307,676)	(1,219,205)	(3,928,992)
Distributions in excess of net investment income	(109,266)	(73,802)	(7,439)	(109,034)
Net unrealized appreciation (computed on the basis of identified cost)	3,695,872	2,326,646	3,210,907	5,147,498
Total	$58,932,721	$49,342,779	$61,164,683	$61,127,134
Class A Shares
Net Assets	$42,553,853	$40,307,570	$46,958,065	$49,388,306
Shares Outstanding	4,313,643	4,076,638	4,999,972	5,338,203
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.86	$9.89	$9.39	$9.25
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.35	$10.38	$9.86	$9.71
Class B Shares
Net Assets	$16,378,868	$9,035,209	$14,206,618	$11,738,828
Shares Outstanding	1,510,711	850,625	1,416,200	1,175,878
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.84	$10.62	$10.03	$9.98

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 2006

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments —
Identified cost	$27,181,619	$65,524,868	$65,240,569	$65,821,700
Unrealized appreciation	1,794,927	765,356	5,588,270	4,401,603
Investments, at value	$28,976,546	$66,290,224	$70,828,839	$70,223,303
Cash	$121,022	$—	$715,930	$817,292
Receivable for investments sold	47,893	—	—	—
Receivable for Fund shares sold	16,573	215,029	46,359	2,309
Interest receivable	372,859	675,632	687,128	741,014
Total assets	$29,534,893	$67,180,885	$72,278,256	$71,783,918
Liabilities
Payable for investments purchased	$—	$522,732	$—	$—
Payable for Fund shares redeemed	64,143	179,691	139,393	28,496
Payable for daily variation margin on open financial futures contracts	43,997	98,553	83,719	146,656
Demand note payable	—	600,000	—	—
Dividends payable	55,231	74,597	98,620	100,762
Due to custodian	—	62,689	—	—
Payable to affiliate for investment advisory fees	4,705	16,888	18,709	18,646
Payable to affiliate for distribution and service fees	13,204	31,806	29,965	31,064
Accrued expenses	25,271	38,206	35,592	40,597
Total liabilities	$206,551	$1,625,162	$405,998	$366,221
Net Assets	$29,328,342	$65,555,723	$71,872,258	$71,417,697
Sources of Net Assets
Paid-in capital	$28,443,655	$65,590,872	$67,873,262	$67,227,839
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(912,732)	(1,205,637)	(1,455,912)	19,680
Accumulated undistributed (distributions in excess of) net investment income	20,389	445,221	(86,460)	(85,831)
Net unrealized appreciation (computed on the basis of identified cost)	1,777,030	725,267	5,541,368	4,256,009
Total	$29,328,342	$65,555,723	$71,872,258	$71,417,697
Class A Shares
Net Assets	$22,728,350	$47,197,875	$59,689,932	$57,195,574
Shares Outstanding	2,299,071	4,929,326	5,894,824	6,122,331
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89	$9.57	$10.13	$9.34
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.38	$10.05	$10.64	$9.81
Class B Shares
Net Assets	$6,599,992	$18,357,848	$12,162,235	$14,222,123
Shares Outstanding	631,892	1,758,248	1,087,007	1,415,558
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.44	$10.44	$11.19	$10.05
Class C Shares
Net Assets	$—	$—	$20,091	$—
Shares Outstanding	—	—	1,797	—
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$—	$11.18	$—

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of February 28, 2006

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Assets
Investments —
Identified cost	$85,224,950	$74,464,156	$47,948,630	$97,472,529
Unrealized appreciation	3,488,498	4,990,022	3,599,776	9,427,357
Investments, at value	$88,713,448	$79,454,178	$51,548,406	$106,899,886
Cash	$784,714	$1,449,729	$—	$—
Receivable for investments sold	257,391	2,616,677	—	200,000
Receivable for Fund shares sold	19,671	1,229,404	43,801	60,844
Interest receivable	1,081,990	979,248	602,770	1,276,197
Total assets	$90,857,214	$85,729,236	$52,194,977	$108,436,927
Liabilities
Payable for investments purchased	$—	$3,836,433	$—	$—
Payable for Fund shares redeemed	66,085	229,631	130,518	51,896
Payable for daily variation margin on open financial futures contracts	146,656	146,656	61,750	224,677
Demand note payable	—	—	200,000	—
Dividends payable	132,893	101,811	66,858	127,265
Due to custodian	—	—	15,818	44,533
Payable to affiliate for investment advisory fees	25,694	21,165	11,408	31,724
Payable to affiliate for distribution and service fees	41,353	35,360	22,185	49,976
Accrued expenses	39,781	36,528	31,695	45,979
Total liabilities	$452,462	$4,407,584	$540,232	$576,050
Net Assets	$90,404,752	$81,321,652	$51,654,745	$107,860,877
Sources of Net Assets
Paid-in capital	$89,177,358	$78,001,778	$49,072,721	$100,545,595
Accumulated net realized loss (computed on the basis of identified cost)	(2,068,961)	(1,494,796)	(911,022)	(2,117,052)
Accumulated undistributed (distributions in excess of) net investment income	(46,549)	(154,758)	(72,135)	96,371
Net unrealized appreciation (computed on the basis of identified cost)	3,342,904	4,969,428	3,565,181	9,335,963
Total	$90,404,752	$81,321,652	$51,654,745	$107,860,877
Class A Shares
Net Assets	$68,757,682	$63,038,471	$42,090,151	$81,327,151
Shares Outstanding	7,238,492	6,300,322	4,277,562	8,366,696
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.50	$10.01	$9.84	$9.72
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$9.97	$10.51	$10.33	$10.20
Class B Shares
Net Assets	$21,647,070	$18,063,543	$9,564,594	$26,503,404
Shares Outstanding	2,084,288	1,703,141	892,737	2,463,826
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.39	$10.61	$10.71	$10.76
Class C Shares
Net Assets	$—	$219,638	$—	$30,322
Shares Outstanding	—	20,704	—	2,819
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$—	$10.61	$—	$10.76
On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2006

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investment Income
Interest	$1,428,478	$1,207,517	$1,523,471	$1,582,061
Total investment income	$1,428,478	$1,207,517	$1,523,471	$1,582,061
Expenses
Investment adviser fee	$86,216	$59,959	$85,472	$93,809
Trustees fees and expenses	3,560	879	3,560	3,560
Distribution and service fees
Class A	41,612	37,304	43,004	48,586
Class B	79,107	42,019	68,614	59,480
Legal and accounting services	23,676	19,294	23,084	26,767
Printing and postage	5,464	4,928	5,665	5,630
Custodian fee	20,875	18,372	21,248	22,277
Transfer and dividend disbursing agent fees	15,430	11,459	16,115	18,182
Registration fees	680	3,556	—	1,800
Miscellaneous	10,144	11,509	9,291	9,434
Total expenses	$286,764	$209,279	$276,053	$289,525
Deduct — Reduction of custodian fee	7,435	7,956	5,431	5,028
Total expense reductions	$7,435	$7,956	$5,431	$5,028
Net expenses	$279,329	$201,323	$270,622	$284,497
Net investment income	$1,149,149	$1,006,194	$1,252,849	$1,297,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$346,386	$(61,094)	$103,173	$26,569
Financial futures contracts	291,389	569,346	376,835	298,242
Net realized gain	$637,775	$508,252	$480,008	$324,811
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(838,629)	$(490,907)	$(1,192,236)	$(871,103)
Financial futures contracts	65,051	64,335	26,291	101,435
Net change in unrealized appreciation (depreciation)	$(773,578)	$(426,572)	$(1,165,945)	$(769,668)
Net realized and unrealized gain (loss)	$(135,803)	$81,680	$(685,937)	$(444,857)
Net increase in net assets from operations	$1,013,346	$1,087,874	$566,912	$852,707

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2006

	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest	$775,666	$1,868,680	$1,802,077	$1,855,572
Total investment income	$775,666	$1,868,680	$1,802,077	$1,855,572
Expenses
Investment adviser fee	$29,175	$103,412	$112,037	$116,470
Trustees fees and expenses	879	3,560	3,559	3,559
Distribution and service fees
Class A	21,776	45,822	56,617	56,347
Class B	34,588	89,213	58,993	69,330
Class C	—	—	6	—
Legal and accounting services	19,734	22,939	20,451	21,056
Printing and postage	1,072	6,211	3,460	7,151
Custodian fee	13,600	23,371	27,404	25,504
Transfer and dividend disbursing agent fees	6,208	20,053	17,100	23,137
Registration fees	1,161	3,179	1,989	—
Miscellaneous	5,197	12,602	7,092	11,260
Total expenses	$133,390	$330,362	$308,708	$333,814
Deduct — Reduction of custodian fee	3,622	3,526	8,362	2,238
Total expense reductions	$3,622	$3,526	$8,362	$2,238
Net expenses	$129,768	$326,836	$300,346	$331,576
Net investment income	$645,898	$1,541,844	$1,501,731	$1,523,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$64,705	$113,305	$(19,577)	$208,910
Financial futures contracts	228,976	586,502	355,728	1,054,344
Net realized gain	$293,681	$699,807	$336,151	$1,263,254
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(607,676)	$(1,082,145)	$(691,394)	$(1,388,165)
Financial futures contracts	64,943	113,165	22,965	119,140
Net change in unrealized appreciation (depreciation)	$(542,733)	$(968,980)	$(668,429)	$(1,269,025)
Net realized and unrealized loss	$(249,052)	$(269,173)	$(332,278)	$(5,771)
Net increase in net assets from operations	$396,846	$1,272,671	$1,169,453	$1,518,225

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended February 28, 2006

	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Investment Income
Interest	$2,454,755	$1,862,440	$1,298,020	$2,742,002
Total investment income	$2,454,755	$1,862,440	$1,298,020	$2,742,002
Expenses
Investment adviser fee	$158,285	$120,094	$70,669	$195,596
Trustees fees and expenses	3,559	3,559	3,560	4,614
Distribution and service fees
Class A	66,025	55,256	41,321	78,426
Class B	103,737	84,121	46,373	130,715
Class C	—	129	—	16
Legal and accounting services	22,117	23,294	18,631	22,069
Printing and postage	4,445	5,594	2,490	8,988
Custodian fee	33,872	29,272	22,078	31,745
Transfer and dividend disbursing agent fees	21,595	14,757	12,029	31,149
Registration fees	275	—	1,614	1,050
Miscellaneous	10,696	14,117	7,533	15,953
Total expenses	$424,606	$350,193	$226,298	$520,321
Deduct —
Reduction of custodian fee	4,980	7,728	2,348	3,748
Total expense reductions	$4,980	$7,728	$2,348	$3,748
Net expenses	$419,626	$342,465	$223,950	$516,573
Net investment income	$2,035,129	$1,519,975	$1,074,070	$2,225,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$56,286	$(34,172)	$110,242	$(67,547)
Financial futures contracts	1,054,344	260,057	388,544	708,398
Net realized gain	$1,110,630	$225,885	$498,786	$640,851
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(836,790)	$(580,824)	$(735,055)	$(1,626,073)
Financial futures contracts	119,140	138,078	30,429	205,795
Net change in unrealized appreciation (depreciation)	$(717,650)	$(442,746)	$(704,626)	$(1,420,278)
Net realized and unrealized gain (loss)	$392,980	$(216,861)	$(205,840)	$(779,427)
Net increase in net assets from operations	$2,428,109	$1,303,114	$868,230	$1,446,002

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2006

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$1,149,149	$1,006,194	$1,252,849	$1,297,564
Net realized gain (loss) from investment transactions and financial futures contracts	637,775	508,252	480,008	324,811
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(773,578)	(426,572)	(1,165,945)	(769,668)
Net increase in net assets from operations	$1,013,346	$1,087,874	$566,912	$852,707
Distributions to shareholders —
From net investment income
Class A	$(872,522)	$(837,876)	$(985,647)	$(1,082,807)
Class B	(286,064)	(165,530)	(276,675)	(231,550)
Total distributions to shareholders	$(1,158,586)	$(1,003,406)	$(1,262,322)	$(1,314,357)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,482,518	$4,843,309	$6,613,845	$1,039,289
Class B	184,808	553,914	270,684	66,625
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	416,365	447,413	542,284	661,301
Class B	158,194	101,773	148,463	137,470
Cost of shares redeemed
Class A	(2,146,343)	(1,378,904)	(2,742,607)	(2,851,583)
Class B	(962,716)	(246,892)	(558,796)	(1,139,972)
Net asset value of shares exchanged
Class A	505,452	310,242	544,113	528,475
Class B	(505,452)	(310,242)	(544,113)	(528,475)
Net increase (decrease) in net assets from Fund share transactions	$(867,174)	$4,320,613	$4,273,873	$(2,086,870)
Net increase (decrease) in net assets	$(1,012,414)	$4,405,081	$3,578,463	$(2,548,520)
Net Assets
At beginning of period	$59,945,135	$44,937,698	$57,586,220	$63,675,654
At end of period	$58,932,721	$49,342,779	$61,164,683	$61,127,134
Distributions in excess of net investment income included in net assets
At end of period	$(109,266)	$(73,802)	$(7,439)	$(109,034)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2006

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$645,898	$1,541,844	$1,501,731	$1,523,996
Net realized gain (loss) from investment transactions and financial futures contracts	293,681	699,807	336,151	1,263,254
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(542,733)	(968,980)	(668,429)	(1,269,025)
Net increase in net assets from operations	$396,846	$1,272,671	$1,169,453	$1,518,225
Distributions to shareholders —
From net investment income
Class A	$(498,081)	$(1,036,318)	$(1,257,711)	$(1,230,345)
Class B	(138,822)	(354,981)	(229,308)	(263,567)
Class C	—	—	(14)	—
Total distributions to shareholders	$(636,903)	$(1,391,299)	$(1,487,033)	$(1,493,912)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,607,888	$2,025,666	$5,117,754	$1,913,142
Class B	97,752	523,970	408,219	186,025
Class C	—	—	20,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	242,620	677,293	745,709	699,576
Class B	31,533	217,713	128,541	120,491
Class C	—	—	14	—
Cost of shares redeemed
Class A	(1,789,895)	(2,372,106)	(2,468,881)	(3,670,990)
Class B	(1,224,142)	(972,629)	(709,579)	(1,022,711)
Net asset value of shares exchanged
Class A	513,662	1,146,921	731,367	408,051
Class B	(513,662)	(1,146,921)	(731,367)	(408,051)
Net increase (decrease) in net assets from Fund share transactions	$(1,034,244)	$99,907	$3,241,777	$(1,774,467)
Net increase (decrease) in net assets	$(1,274,301)	$(18,721)	$2,924,197	$(1,750,154)
Net Assets
At beginning of period	$30,602,643	$65,574,444	$68,948,061	$73,167,851
At end of period	$29,328,342	$65,555,723	$71,872,258	$71,417,697
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$20,389	$445,221	$(86,460)	$(85,831)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2006

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$2,035,129	$1,519,975	$1,074,070	$2,225,429
Net realized gain (loss) from investment transactions and financial futures contracts	1,110,630	225,885	498,786	640,851
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(717,650)	(442,746)	(704,626)	(1,420,278)
Net increase in net assets from operations	$2,428,109	$1,303,114	$868,230	$1,446,002
Distributions to shareholders —
From net investment income
Class A	$(1,577,602)	$(1,235,101)	$(893,341)	$(1,685,706)
Class B	(439,430)	(330,529)	(174,149)	(487,232)
Class C	—	(354)	—	(46)
Total distributions to shareholders	$(2,017,032)	$(1,565,984)	$(1,067,490)	$(2,172,984)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,525,166	$14,298,099	$2,694,260	$5,015,768
Class B	432,164	1,310,839	215,392	345,073
Class C	—	217,833	—	30,006
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	905,417	729,981	494,756	1,016,450
Class B	249,544	169,677	117,872	270,331
Class C	—	354	—	46
Cost of shares redeemed
Class A	(3,770,846)	(2,975,372)	(3,455,063)	(4,570,927)
Class B	(950,440)	(1,158,552)	(647,617)	(1,822,926)
Net asset value of shares exchanged
Class A	542,757	190,094	421,682	1,522,128
Class B	(542,757)	(190,094)	(421,682)	(1,522,128)
Net increase (decrease) in net assets from Fund share transactions	$1,391,005	$12,592,859	$(580,400)	$283,821
Net increase (decrease) in net assets	$1,802,082	$12,329,989	$(779,660)	$(443,161)
Net Assets
At beginning of period	$88,602,670	$68,991,663	$52,434,405	$108,304,038
At end of period	$90,404,752	$81,321,652	$51,654,745	$107,860,877
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(46,549)	$(154,758)	$(72,135)	$96,371

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,417,196	$1,923,234	$2,501,361	$2,769,618
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(772,640)	(616,740)	(238,976)	(459,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	1,351,936	617,849	425,092	458,941
Net increase in net assets from operations	$2,996,492	$1,924,343	$2,687,477	$2,769,295
Distributions to shareholders —
From net investment income
Class A	$(1,795,095)	$(1,565,694)	$(1,913,233)	$(2,231,511)
Class B	(676,164)	(390,517)	(635,569)	(570,502)
Total distributions to shareholders	$(2,471,259)	$(1,956,211)	$(2,548,802)	$(2,802,013)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,108,411	$6,677,396	$5,810,842	$3,222,656
Class B	698,950	965,265	1,336,202	501,007
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	855,682	835,006	1,054,558	1,240,420
Class B	398,269	254,520	350,227	309,633
Cost of shares redeemed
Class A	(4,220,569)	(5,582,905)	(3,552,172)	(4,066,427)
Class B	(2,592,720)	(1,748,532)	(1,640,877)	(1,219,671)
Net asset value of shares exchanged
Class A	1,054,219	893,833	870,493	2,705,201
Class B	(1,054,219)	(893,833)	(870,493)	(2,705,201)
Net increase (decrease) in net assets from Fund share transactions	$(751,977)	$1,400,750	$3,358,780	$(12,382)
Net increase (decrease) in net assets	$(226,744)	$1,368,882	$3,497,455	$(45,100)
Net Assets
At beginning of year	$60,171,879	$43,568,816	$54,088,765	$63,720,754
At end of year	$59,945,135	$44,937,698	$57,586,220	$63,675,654
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(99,829)	$(76,590)	$2,034	$(92,241)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,261,531	$3,000,806	$2,789,911	$3,272,894
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(375,724)	(863,785)	(713,728)	(852,779)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	721,998	1,568,478	1,415,719	403,085
Net increase in net assets from operations	$1,607,805	$3,705,499	$3,491,902	$2,823,200
Distributions to shareholders —
From net investment income
Class A	$(909,852)	$(2,080,436)	$(2,360,267)	$(2,645,386)
Class B	(354,842)	(880,401)	(514,316)	(620,114)
Total distributions to shareholders	$(1,264,694)	$(2,960,837)	$(2,874,583)	$(3,265,500)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,020,287	$3,093,777	$12,811,226	$1,869,256
Class B	270,278	1,102,726	1,708,569	658,148
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	413,401	1,343,733	1,376,833	1,480,921
Class B	91,854	528,239	315,652	330,922
Cost of shares redeemed
Class A	(1,627,624)	(8,297,087)	(3,896,073)	(8,558,430)
Class B	(1,146,152)	(4,309,531)	(1,273,645)	(1,973,322)
Net asset value of shares exchanged
Class A	491,147	3,238,488	638,142	1,675,950
Class B	(491,147)	(3,238,488)	(638,142)	(1,675,950)
Net increase (decrease) in net assets from Fund share transactions	$3,022,044	$(6,538,143)	$11,042,562	$(6,192,505)
Net increase (decrease) in net assets	$3,365,155	$(5,793,481)	$11,659,881	$(6,634,805)
Net Assets
At beginning of year	$27,237,488	$71,367,925	$57,288,180	$79,802,656
At end of year	$30,602,643	$65,574,444	$68,948,061	$73,167,851
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$11,394	$294,676	$(101,158)	$(115,915)

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended August 31, 2005

Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$3,986,532	$2,642,635	$2,166,768	$4,494,075
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(1,030,277)	(639,913)	(656,173)	202,897
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	833,946	2,838,900	605,525	1,981,550
Net increase in net assets from operations	$3,790,201	$4,841,622	$2,116,120	$6,678,522
Distributions to shareholders —
From net investment income
Class A	$(3,012,579)	$(1,959,810)	$(1,830,502)	$(3,387,986)
Class B	(1,003,872)	(779,472)	(434,441)	(1,127,960)
Total distributions to shareholders	$(4,016,451)	$(2,739,282)	$(2,264,943)	$(4,515,946)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,620,317	$17,399,797	$5,294,209	$6,849,811
Class B	2,346,968	1,711,524	855,032	1,549,987
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,817,696	1,064,450	1,011,604	2,024,461
Class B	577,976	386,869	284,889	646,694
Cost of shares redeemed
Class A	(5,978,635)	(4,349,518)	(4,752,133)	(7,870,978)
Class B	(3,946,616)	(2,453,941)	(1,319,789)	(3,459,841)
Net asset value of shares exchanged
Class A	1,339,701	794,708	1,362,198	2,365,945
Class B	(1,339,701)	(794,708)	(1,362,198)	(2,365,945)
Net increase (decrease) in net assets from Fund share transactions	$8,437,706	$13,759,181	$1,373,812	$(259,866)
Net increase in net assets	$8,211,456	$15,861,521	$1,224,989	$1,902,710
Net Assets
At beginning of year	$80,391,214	$53,130,142	$51,209,416	$106,401,328
At end of year	$88,602,670	$68,991,663	$52,434,405	$108,304,038
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(64,646)	$(108,749)	$(78,715)	$43,926

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.890		$9.800	$9.720	$9.920	$9.960	$9.410
Income (loss) from operations
Net investment income	$0.201		$0.422	$0.454	$0.475	$0.471	$0.479
Net realized and unrealized gain (loss)	(0.028)		0.099	0.085	(0.206)	(0.042)	0.548
Total income from operations	$0.173		$0.521	$0.539	$0.269	$0.429	$1.027
Less distributions
From net investment income	$(0.203)		$(0.431)	$(0.459)	$(0.469)	$(0.469)	$(0.477)
Total distributions	$(0.203)		$(0.431)	$(0.459)	$(0.469)	$(0.469)	$(0.477)
Net asset value — End of period	$9.860		$9.890	$9.800	$9.720	$9.920	$9.960
Total Return(3)	1.79%		5.43%	5.61%	2.74%	4.49%	11.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,554		$42,390	$40,225	$9,226	$7,846	$6,256
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.76%	0.76%	0.76%	0.82%	0.83%
Expenses after custodian fee reduction(4)	0.74	%(5)	0.75%	0.76%	0.74%	0.81%	0.81%
Net investment income	4.16	%(5)	4.29%	4.63%	4.78%	4.83%	4.95%
Portfolio Turnover of the Portfolio(6)	—		0%	23%	10%	25%	14%
Portfolio Turnover of the Fund	16%		16%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Alabama Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.870		$10.770		$10.690	$10.910	$10.960	$10.350
Income (loss) from operations
Net investment income	$0.182		$0.384		$0.423	$0.439	$0.440	$0.444
Net realized and unrealized gain (loss)	(0.030)		0.108		0.080	(0.219)	(0.050)	0.611
Total income from operations	$0.152		$0.492		$0.503	$0.220	$0.390	$1.055
Less distributions
From net investment income	$(0.182)		$(0.392)		$(0.423)	$(0.440)	$(0.440)	$(0.445)
Total distributions	$(0.182)		$(0.392)		$(0.423)	$(0.440)	$(0.440)	$(0.445)
Net asset value — End of period	$10.840		$10.870		$10.770	$10.690	$10.910	$10.960
Total Return(3)	1.43%		4.81	%(4)	4.77%	2.02%	3.70%	10.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,379		$17,556		$19,947	$55,263	$56,363	$57,782
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.51%		1.52%	1.51%	1.57%	1.58%
Expenses after custodian fee reduction(5)	1.49	%(6)	1.50%		1.52%	1.49%	1.56%	1.56%
Net investment income	3.41	%(6)	3.55%		3.88%	4.04%	4.09%	4.20%
Portfolio Turnover of the Portfolio(7)	—		0%		23%	10%	25%	14%
Portfolio Turnover of the Fund	16%		16%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005(1)	2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$9.870		$9.880	$9.730	$9.980	$9.960	$9.520
Income (loss) from operations
Net investment income	$0.221		$0.460	$0.483	$0.490	$0.486	$0.495
Net realized and unrealized gain (loss)	0.018		(0.002)	0.150	(0.251)	0.023	0.439
Total income from operations	$0.239		$0.458	$0.633	$0.239	$0.509	$0.934
Less distributions
From net investment income	$(0.219)		$(0.468)	$(0.483)	$(0.489)	$(0.489)	$(0.494)
Total distributions	$(0.219)		$(0.468)	$(0.483)	$(0.489)	$(0.489)	$(0.494)
Net asset value — End of period	$9.890		$9.870	$9.880	$9.730	$9.980	$9.960
Total Return(3)	2.46%		4.74%	6.58%	2.42%	5.31%	10.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,308		$36,014	$33,215	$9,480	$7,383	$5,162
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.76	%(5)	0.74%	0.72%	0.73%	0.81%	0.77%
Expenses after custodian fee reduction(4)	0.73	%(5)	0.73%	0.72%	0.71%	0.80%	0.75%
Net investment income	4.50	%(5)	4.65%	4.86%	4.90%	4.95%	5.11%
Portfolio Turnover of the Portfolio(6)	—		0%	15%	25%	23%	9%
Portfolio Turnover of the Fund	10%		14%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arkansas Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005(1)		2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$10.610		$10.610		$10.460	$10.720	$10.690	$10.210
Income (loss) from operations
Net investment income	$0.197		$0.416		$0.443	$0.444	$0.447	$0.453
Net realized and unrealized gain (loss)	0.009		0.007		0.145	(0.259)	0.028	0.472
Total income from operations	$0.206		$0.423		$0.588	$0.185	$0.475	$0.925
Less distributions
From net investment income	$(0.196)		$(0.423)		$(0.438)	$(0.445)	$(0.445)	$(0.445)
Total distributions	$(0.196)		$(0.423)		$(0.438)	$(0.445)	$(0.445)	$(0.445)
Net asset value — End of period	$10.620		$10.610		$10.610	$10.460	$10.720	$10.690
Total Return(3)	1.97%		4.23	%(4)	5.68%	1.72%	4.60%	9.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,035		$8,924		$10,354	$33,975	$35,711	$37,059
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.51	%(6)	1.49%		1.47%	1.48%	1.56%	1.52%
Expenses after custodian fee reduction(5)	1.48	%(6)	1.48%		1.47%	1.46%	1.55%	1.50%
Net investment income	3.76	%(6)	3.92%		4.13%	4.17%	4.24%	4.36%
Portfolio Turnover of the Portfolio(7)	—		0%		15%	25%	23%	9%
Portfolio Turnover of the Fund	10%		14%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.510		$9.480	$9.260	$9.410	$9.480	$9.020
Income (loss) from operations
Net investment income	$0.211		$0.448	$0.473	$0.478	$0.485	$0.470
Net realized and unrealized gain (loss)	(0.118)		0.039	0.213	(0.162)	(0.089)	0.463
Total income from operations	$0.093		$0.487	$0.686	$0.316	$0.396	$0.933
Less distributions
From net investment income	$(0.213)		$(0.457)	$(0.466)	$(0.466)	$(0.466)	$(0.473)
Total distributions	$(0.213)		$(0.457)	$(0.466)	$(0.466)	$(0.466)	$(0.473)
Net asset value — End of period	$9.390		$9.510	$9.480	$9.260	$9.410	$9.480
Total Return(3)	1.01%		5.25%	7.52%	3.39%	4.38%	10.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,958		$42,511	$38,229	$4,234	$3,425	$8,441
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.77%	0.78%	0.77%	0.85%	0.80%
Expenses after custodian fee reduction(4)	0.75	%(5)	0.75%	0.78%	0.75%	0.84%	0.77%
Net investment income	4.55	%(5)	4.71%	5.02%	5.07%	5.24%	5.12%
Portfolio Turnover of the Portfolio(6)	—		2%	3%	16%	18%	8%
Portfolio Turnover of the Fund	10%		11%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Georgia Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.150		$10.130		$9.900	$10.050	$10.120	$9.630
Income (loss) from operations
Net investment income	$0.188		$0.404		$0.435	$0.437	$0.439	$0.429
Net realized and unrealized gain (loss)	(0.118)		0.028		0.218	(0.164)	(0.086)	0.493
Total income from operations	$0.070		$0.432		$0.653	$0.273	$0.353	$0.922
Less distributions
From net investment income	$(0.190)		$(0.412)		$(0.423)	$(0.423)	$(0.423)	$(0.432)
Total distributions	$(0.190)		$(0.412)		$(0.423)	$(0.423)	$(0.423)	$(0.432)
Net asset value — End of period	$10.030		$10.150		$10.130	$9.900	$10.050	$10.120
Total Return(3)	0.71%		4.52	%(4)	6.69%	2.72%	3.64%	9.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,207		$15,075		$15,860	$49,773	$52,400	$55,051
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.52	%(6)	1.52%		1.53%	1.52%	1.60%	1.56%
Expenses after custodian fee reduction(5)	1.50	%(6)	1.50%		1.53%	1.50%	1.59%	1.53%
Net investment income	3.80	%(6)	3.98%		4.27%	4.34%	4.43%	4.38%
Portfolio Turnover of the Portfolio(7)	—		2%		3%	16%	18%	8%
Portfolio Turnover of the Fund	10%		11%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.320		$9.320	$9.240	$9.420	$9.500	$9.160
Income (loss) from operations
Net investment income	$0.201		$0.424	$0.442	$0.446	$0.463	$0.446
Net realized and unrealized gain (loss)	(0.068)		0.005 (3)	0.077	(0.174)	(0.091)	0.378
Total income from operations	$0.133		$0.429	$0.519	$0.272	$0.372	$0.824
Less distributions
From net investment income	$(0.203)		$(0.429)	$(0.439)	$(0.452)	$(0.452)	$(0.484)
Total distributions	$(0.203)		$(0.429)	$(0.439)	$(0.452)	$(0.452)	$(0.484)
Net asset value — End of period	$9.250		$9.320	$9.320	$9.240	$9.420	$9.500
Total Return(4)	1.46%		4.71%	5.70%	2.90%	4.09%	9.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$49,388		$50,371	$47,288	$4,248	$3,103	$7,645
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.79	%(7)	0.77%	0.78%	0.77%	0.80%	0.85%
Expenses after custodian fee reduction(5)	0.78	%(7)	0.75%	0.77%	0.75%	0.79%	0.81%
Net investment income	4.40	%(7)	4.56%	4.77%	4.73%	4.97%	4.79%
Portfolio Turnover of the Portfolio(6)	—		0%	3%	10%	5%	15%
Portfolio Turnover of the Fund	0%		22%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kentucky Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.050		$10.060		$9.970	$10.160	$10.250	$9.870
Income (loss) from operations
Net investment income	$0.180		$0.384		$0.406	$0.408	$0.418	$0.406
Net realized and unrealized gain (loss)	(0.068)		(0.007)		0.081	(0.188)	(0.098)	0.416
Total income from operations	$0.112		$0.377		$0.487	$0.220	$0.320	$0.822
Less distributions
From net investment income	$(0.182)		$(0.387)		$(0.397)	$(0.410)	$(0.410)	$(0.442)
Total distributions	$(0.182)		$(0.387)		$(0.397)	$(0.410)	$(0.410)	$(0.442)
Net asset value — End of period	$9.980		$10.050		$10.060	$9.970	$10.160	$10.250
Total Return(3)	1.14%		3.99	%(4)	4.96%	2.15%	3.26%	8.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,739		$13,305		$16,433	$63,232	$66,312	$72,000
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(7)	1.52%		1.53%	1.52%	1.55%	1.59%
Expenses after custodian fee reduction(5)	1.53	%(7)	1.50%		1.52%	1.50%	1.54%	1.55%
Net investment income	3.65	%(7)	3.82%		4.00%	4.01%	4.17%	4.08%
Portfolio Turnover of the Portfolio(6)	—		0%		3%	10%	5%	15%
Portfolio Turnover of the Fund	0%		22%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)		2003		2002(1)(2)		2001(1)
Net asset value — Beginning of period	$9.960		$9.840		$9.610		$9.790		$9.810		$9.240
Income (loss) from operations
Net investment income	$0.225		$0.460		$0.485		$0.490		$0.486		$0.463
Net realized and unrealized gain (loss)	(0.072)		0.123		0.217		(0.208)		(0.047)		0.573
Total income from operations	$0.153		$0.583		$0.702		$0.282		$0.439		$1.036
Less distributions
From net investment income	$(0.223)		$(0.463)		$(0.472)		$(0.462)		$(0.459)		$(0.466)
Total distributions	$(0.223)		$(0.463)		$(0.472)		$(0.462)		$(0.459)		$(0.466)
Net asset value — End of period	$9.890		$9.960		$9.840		$9.610		$9.790		$9.810
Total Return(3)	1.57%		6.04%		7.44%		2.89%		4.66%		11.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$22,728		$22,317		$17,793		$6,027		$5,885		$5,555
Ratios (As a percentage of average daily net assets):
Expenses	0.73	%(5)	0.76	%(4)	0.76	%(4)	0.74	%(4)	0.80	%(4)	0.83	%(4)
Expenses after custodian fee reduction	0.71	%(5)	0.75	%(4)	0.75	%(4)	0.72	%(4)	0.78	%(4)	0.80	%(4)
Net investment income	4.63	%(5)	4.63%		4.98%		5.00%		5.05%		4.88%
Portfolio Turnover of the Portfolio(6)	—		0%		9%		21%		25%		14%
Portfolio Turnover of the Fund	7%		12%		—		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Louisiana Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)		2003		2002(1)(2)		2001(1)
Net asset value — Beginning of period	$10.520		$10.400		$10.150		$10.350		$10.380		$9.770
Income (loss) from operations
Net investment income	$0.200		$0.411		$0.438		$0.441		$0.438		$0.414
Net realized and unrealized gain (loss)	(0.084)		0.120		0.233		(0.227)		(0.056)		0.615
Total income from operations	$0.116		$0.531		$0.671		$0.214		$0.382		$1.029
Less distributions
From net investment income	$(0.196)		$(0.411)		$(0.421)		$(0.414)		$(0.412)		$(0.419)
Total distributions	$(0.196)		$(0.411)		$(0.421)		$(0.414)		$(0.412)		$(0.419)
Net asset value — End of period	$10.440		$10.520		$10.400		$10.150		$10.350		$10.380
Total Return(3)	1.13%		5.36	%(4)	6.72%		2.05%		3.82%		10.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,600		$8,285		$9,444		$22,312		$23,393		$23,584
Ratios (As a percentage of average daily net assets):
Expenses	1.48	%(6)	1.51	%(5)	1.51	%(5)	1.49	%(5)	1.55	%(5)	1.59	%(5)
Expenses after custodian fee reduction	1.46	%(6)	1.50	%(5)	1.50	%(5)	1.47	%(5)	1.53	%(5)	1.56	%(5)
Net investment income	3.89	%(6)	3.91%		4.23%		4.25%		4.30%		4.14%
Portfolio Turnover of the Portfolio(7)	—		0%		9%		21%		25%		14%
Portfolio Turnover of Fund	7%		12%		—		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)		2001
Net asset value — Beginning of period	$9.590		$9.490	$9.500	$9.700	$9.700		$9.160
Income (loss) from operations
Net investment income	$0.235		$0.442	$0.459	$0.454	$0.452		$0.462
Net realized and unrealized gain (loss)	(0.042)		0.094	0.022	(0.203)	(0.003	)(3)	0.511
Total income from operations	$0.193		$0.536	$0.481	$0.251	$0.449		$0.973
Less distributions
From net investment income	$(0.213)		$(0.436)	$(0.449)	$(0.449)	$(0.449)		$(0.433)
From net realized gain	—		—	(0.042)	(0.002)	—		—
Total distributions	$(0.213)		$(0.436)	$(0.491)	$(0.451)	$(0.449)		$(0.433)
Net asset value — End of period	$9.570		$9.590	$9.490	$9.500	$9.700		$9.700
Total Return(4)	2.05%		5.77%	5.14%	2.58%	4.80%		10.88%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$47,198		$45,791	$45,913	$8,085	$10,820		$6,331
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.80	%(6)	0.80%	0.79%	0.78%	0.85%		0.83%
Expenses after custodian fee reduction(5)	0.79	%(6)	0.79%	0.79%	0.76%	0.83%		0.78%
Net investment income	4.99	%(6)	4.64%	4.84%	4.67%	4.73%		4.99%
Portfolio Turnover of the Portfolio(7)	—		0%	12%	28%	25%		18%
Portfolio Turnover of the Fund	4%		10%	—	—	—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Maryland Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)		2001
Net asset value — Beginning of period	$10.460		$10.350		$10.360	$10.580	$10.580		$10.000
Income (loss) from operations
Net investment income	$0.218		$0.405		$0.426	$0.416	$0.419		$0.431
Net realized and unrealized gain (loss)	(0.044)		0.103		0.018	(0.222)	(0.007	)(3)	0.546
Total income from operations	$0.174		$0.508		$0.444	$0.194	$0.412		$0.977
Less distributions
From net investment income	$(0.194)		$(0.398)		$(0.412)	$(0.412)	$(0.412)		$(0.397)
From net realized gain	—		—		(0.042)	(0.002)	—		—
Total distributions	$(0.194)		$(0.398)		$(0.454)	$(0.414)	$(0.412)		$(0.397)
Net asset value — End of period	$10.440		$10.460		$10.350	$10.360	$10.580		$10.580
Total Return(4)	1.69%		5.17	%(5)	4.34%	1.80%	4.02%		9.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,358		$19,783		$25,455	$70,431	$74,435		$75,790
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.55	%(7)	1.55%		1.54%	1.53%	1.60%		1.57%
Expenses after custodian fee reduction(6)	1.54	%(7)	1.54%		1.54%	1.51%	1.58%		1.52%
Net investment income	4.24	%(7)	3.90%		4.05%	3.92%	4.02%		4.21%
Portfolio Turnover of the Portfolio(8)	—		0%		12%	28%	25%		18%
Portfolio Turnover of the Fund	4%		10%		—	—	—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$10.180		$10.080	$9.890	$10.090	$10.130	$9.550
Income (loss) from operations
Net investment income	$0.223		$0.462	$0.497	$0.510	$0.520	$0.520
Net realized and unrealized gain (loss)	(0.052)		0.116	0.232	(0.192)	(0.043)	0.561
Total income from operations	$0.171		$0.578	$0.729	$0.318	$0.477	$1.081
Less distributions
From net investment income	$(0.221)		$(0.478)	$(0.539)	$(0.518)	$(0.517)	$(0.501)
Total distributions	$(0.221)		$(0.478)	$(0.539)	$(0.518)	$(0.517)	$(0.501)
Net asset value — End of period	$10.130		$10.180	$10.080	$9.890	$10.090	$10.130
Total Return(3)	1.72%		5.87%	7.53%	3.18%	4.92%	11.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$59,690		$55,806	$44,385	$7,311	$6,301	$4,378
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.76	%(5)	0.79%	0.81%	0.79%	0.80%	0.82%
Expenses after custodian fee reduction(4)	0.74	%(5)	0.76%	0.80%	0.77%	0.79%	0.80%
Net investment income	4.48	%(5)	4.58%	4.99%	5.06%	5.24%	5.34%
Portfolio Turnover of the Portfolio(6)	—		0%	10%	20%	8%	8%
Portfolio Turnover of the Fund	15%		6%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$11.250		$11.140		$10.930	$11.140	$11.190	$10.550
Income (loss) from operations
Net investment income	$0.206		$0.429		$0.474	$0.482	$0.494	$0.493
Net realized and unrealized gain (loss)	(0.063)		0.125		0.244	(0.201)	(0.053)	0.622
Total income from operations	$0.143		$0.554		$0.718	$0.281	$0.441	$1.115
Less distributions
From net investment income	$(0.203)		$(0.444)		$(0.508)	$(0.491)	$(0.491)	$(0.475)
Total distributions	$(0.203)		$(0.444)		$(0.508)	$(0.491)	$(0.491)	$(0.475)
Net asset value — End of period	$11.190		$11.250		$11.140	$10.930	$11.140	$11.190
Total Return(3)	1.30%		5.26	%(4)	6.71%	2.52%	4.09%	10.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,162		$13,142		$12,903	$49,870	$52,305	$53,027
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.51	%(6)	1.54%		1.56%	1.54%	1.55%	1.57%
Expenses after custodian fee reduction(5)	1.49	%(6)	1.51%		1.55%	1.52%	1.54%	1.55%
Net investment income	3.74	%(6)	3.85%		4.26%	4.32%	4.50%	4.54%
Portfolio Turnover of the Portfolio(7)	—		0%		10%	20%	8%	8%
Portfolio Turnover of the Fund	15%		6%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Missouri Fund — Class C
	Period Ended February 28, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$11.140
Income (loss) from operations
Net investment income	$0.007
Net realized and unrealized gain	0.041	(3)
Total income from operations	$0.048
Less distributions
From net investment income	$(0.008)
Total distributions	$(0.008)
Net asset value — End of period	$11.180
Total Return(4)	0.45%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20
Ratios (As a percentage of average daily net assets):
Expenses	1.51	%(5)
Expenses after custodian fee reduction	1.49	%(5)
Net investment income	1.86	%(5)
Portfolio Turnover of the Fund	15	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on February 16, 2006, to February 28, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  For the six month period, September 1, 2005, to February 28, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.340		$9.390	$9.320	$9.600	$9.670	$9.260
Income (loss) from operations
Net investment income	$0.205		$0.419	$0.436	$0.447	$0.467	$0.477
Net realized and unrealized gain (loss)	(0.004)		(0.052)	0.071	(0.275)	(0.085)	0.403
Total income from operations	$0.201		$0.367	$0.507	$0.172	$0.382	$0.880
Less distributions
From net investment income	$(0.201)		$(0.417)	$(0.437)	$(0.452)	$(0.452)	$(0.470)
Total distributions	$(0.201)		$(0.417)	$(0.437)	$(0.452)	$(0.452)	$(0.470)
Net asset value — End of period	$9.340		$9.340	$9.390	$9.320	$9.600	$9.670
Total Return(3)	2.18%		4.00%	5.52%	1.80%	4.12%	9.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$57,196		$57,823	$61,704	$9,351	$9,036	$7,917
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.79%	0.79%	0.79%	0.83%	0.84%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.79%	0.79%	0.77%	0.83%	0.81%
Net investment income	4.45	%(5)	4.48%	4.65%	4.69%	4.93%	5.09%
Portfolio Turnover of the Portfolio(6)	—		0%	19%	21%	21%	28%
Portfolio Turnover of the Fund	6%		8%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	North Carolina Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$10.040		$10.100		$10.030	$10.310	$10.390	$9.970
Income (loss) from operations
Net investment income	$0.183		$0.375		$0.402	$0.405	$0.427	$0.431
Net realized and unrealized gain (loss)	0.006	(3)	(0.061)		0.062	(0.277)	(0.099)	0.423
Total income from operations	$0.189		$0.314		$0.464	$0.128	$0.328	$0.854
Less distributions
From net investment income	$(0.179)		$(0.374)		$(0.394)	$(0.408)	$(0.408)	$(0.434)
Total distributions	$(0.179)		$(0.374)		$(0.394)	$(0.408)	$(0.408)	$(0.434)
Net asset value — End of period	$10.050		$10.040		$10.100	$10.030	$10.310	$10.390
Total Return(4)	1.90%		3.32	%(5)	4.69%	1.23%	3.29%	8.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,222		$15,344		$18,098	$79,932	$86,449	$92,747
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.54	%(7)	1.54%		1.54%	1.54%	1.58%	1.59%
Expenses after custodian fee reduction(6)	1.53	%(7)	1.54%		1.54%	1.52%	1.58%	1.56%
Net investment income	3.70	%(7)	3.73%		3.93%	3.96%	4.20%	4.26%
Portfolio Turnover of the Portfolio(8)	—		0%		19%	21%	21%	28%
Portfolio Turnover of the Fund	6%		8%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$9.460		$9.480	$9.420	$9.690	$9.720	$9.370
Income (loss) from operations
Net investment income	$0.225		$0.470	$0.497	$0.496	$0.489	$0.484
Net realized and unrealized gain (loss)	0.038		(0.015)	0.062	(0.278)	(0.031)	0.354
Total income from operations	$0.263		$0.455	$0.559	$0.218	$0.458	$0.838
Less distributions
From net investment income	$(0.223)		$(0.475)	$(0.499)	$(0.488)	$(0.488)	$(0.488)
Total distributions	$(0.223)		$(0.475)	$(0.499)	$(0.488)	$(0.488)	$(0.488)
Net asset value — End of period	$9.500		$9.460	$9.480	$9.420	$9.690	$9.720
Total Return(3)	2.83%		4.91%	5.98%	2.30%	4.90%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$68,758		$66,240	$55,604	$9,778	$7,638	$5,367
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.80%	0.81%	0.80%	0.81%	0.83%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.79%	0.80%	0.78%	0.80%	0.82%
Net investment income	4.82	%(5)	4.96%	5.19%	5.19%	5.11%	5.09%
Portfolio Turnover of the Portfolio(6)	—		0%	6%	16%	21%	13%
Portfolio Turnover of the Fund	9%		27%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Oregon Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value — Beginning of period	$10.340		$10.370		$10.300	$10.600	$10.630	$10.250
Income (loss) from operations
Net investment income	$0.208		$0.438		$0.470	$0.466	$0.459	$0.452
Net realized and unrealized gain (loss)	0.047		(0.026)		0.068	(0.309)	(0.035)	0.380
Total income from operations	$0.255		$0.412		$0.538	$0.157	$0.424	$0.832
Less distributions
From net investment income	$(0.205)		$(0.442)		$(0.468)	$(0.457)	$(0.454)	$(0.452)
Total distributions	$(0.205)		$(0.442)		$(0.468)	$(0.457)	$(0.454)	$(0.452)
Net asset value — End of period	$10.390		$10.340		$10.370	$10.300	$10.600	$10.630
Total Return(3)	2.50%		4.24	%(4)	5.26%	1.49%	4.13%	8.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,647		$22,363		$24,787	$72,634	$75,861	$78,458
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53	%(6)	1.55%		1.56%	1.55%	1.56%	1.58%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.54%		1.55%	1.53%	1.55%	1.57%
Net investment income	4.07	%(6)	4.24%		4.45%	4.45%	4.39%	4.37%
Portfolio Turnover of the Portfolio(7)	—		0%		6%	16%	21%	13%
Portfolio Turnover of the Fund	9%		27%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004	2003	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.060		$9.710	$9.450	$9.660	$9.710	$9.200
Income (loss) from operations
Net investment income	$0.212		$0.463	$0.508	$0.488	$0.483	$0.483
Net realized and unrealized gain (loss)	(0.042)		0.370	0.265	(0.213)	(0.052)	0.520
Total income from operations	$0.170		$0.833	$0.773	$0.275	$0.431	$1.003
Less distributions
From net investment income	$(0.220)		$(0.483)	$(0.513)	$(0.485)	$(0.481)	$(0.493)
Total distributions	$(0.220)		$(0.483)	$(0.513)	$(0.485)	$(0.481)	$(0.493)
Net asset value — End of period	$10.010		$10.060	$9.710	$9.450	$9.660	$9.710
Total Return(3)	1.74%		8.78%	8.32%	2.88%	4.61%	11.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$63,038		$50,953	$34,601	$10,727	$8,907	$4,236
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.75%	0.75%	0.73%	0.80%	0.75%
Expenses after custodian fee reduction(4)	0.76	%(5)	0.72%	0.75%	0.71%	0.78%	0.70%
Net investment income	4.34	%(5)	4.69%	5.22%	5.06%	5.05%	5.14%
Portfolio Turnover of the Portfolio(6)	—		0%	59%	37%	15%	21%
Portfolio Turnover of the Fund	31%		35%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004	2003	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.670		$10.300		$10.020	$10.250	$10.300	$9.760
Income (loss) from operations
Net investment income	$0.187		$0.417		$0.465	$0.441	$0.441	$0.445
Net realized and unrealized gain (loss)	(0.053)		0.387		0.283	(0.231)	(0.057)	0.542
Total income from operations	$0.134		$0.804		$0.748	$0.210	$0.384	$0.987
Less distributions
From net investment income	$(0.194)		$(0.434)		$(0.468)	$(0.440)	$(0.434)	$(0.447)
Total distributions	$(0.194)		$(0.434)		$(0.468)	$(0.440)	$(0.434)	$(0.447)
Net asset value — End of period	$10.610		$10.670		$10.300	$10.020	$10.250	$10.300
Total Return(3)	1.30%		8.16	%(4)	7.58%	2.06%	3.87%	10.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,064		$18,039		$18,529	$40,459	$37,935	$35,378
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53	%(6)	1.50%		1.50%	1.48%	1.56%	1.49%
Expenses after custodian fee reduction(5)	1.51	%(6)	1.47%		1.50%	1.46%	1.54%	1.44%
Net investment income	3.61	%(6)	3.98%		4.50%	4.33%	4.35%	4.84%
Portfolio Turnover of the Portfolio(7)	—		0%		59%	37%	15%	21%
Portfolio Turnover of the Fund	31%		35%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	South Carolina Fund — Class C
	Period Ended February 28, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.470
Income (loss) from operations
Net investment income	$0.041
Net realized and unrealized gain	0.143	(3)
Total income from operations	$0.184
Less distributions
From net investment income	$(0.044)
Total distributions	$(0.044)
Net asset value — End of period	$10.610
Total Return(4)	1.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$220
Ratios (As a percentage of average daily net assets):
Expenses	1.53	%(5)
Expenses after custodian fee reduction	1.51	%(5)
Net investment income	2.96	%(5)
Portfolio Turnover of the Fund	31	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, January 12, 2006 to February 28, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  For the six month period, September 1, 2005, to February 28, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$9.880		$9.900	$9.790	$9.910	$9.920	$9.480
Income (loss) from operations
Net investment income	$0.210		$0.431	$0.462	$0.469	$0.479	$0.484
Net realized and unrealized gain (loss)	(0.041)		(0.001)	0.133	(0.111)	(0.011)	0.434
Total income from operations	$0.169		$0.430	$0.595	$0.358	$0.468	$0.918
Less distributions
From net investment income	$(0.209)		$(0.450)	$(0.485)	$(0.478)	$(0.478)	$(0.478)
Total distributions	$(0.209)		$(0.450)	$(0.485)	$(0.478)	$(0.478)	$(0.478)
Net asset value — End of period	$9.840		$9.880	$9.900	$9.790	$9.910	$9.920
Total Return(3)	1.75%		4.44%	6.17%	3.65%	4.91%	9.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,090		$42,088	$39,285	$9,051	$6,672	$4,654
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.74	%(5)	0.76%	0.74%	0.74%	0.76%	0.76%
Expenses after custodian fee reduction(4)	0.73	%(5)	0.75%	0.73%	0.71%	0.74%	0.72%
Net investment income	4.35	%(5)	4.36%	4.69%	4.72%	4.91%	5.03%
Portfolio Turnover of the Portfolio(6)	—		0%	20%	17%	19%	11%
Portfolio Turnover of the Fund	11%		13%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Tennessee Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003	2002(1)(2)	2001
Net asset value — Beginning of period	$10.750		$10.780		$10.660	$10.800	$10.800	$10.320
Income (loss) from operations
Net investment income	$0.190		$0.390		$0.429	$0.433	$0.444	$0.451
Net realized and unrealized gain (loss)	(0.042)		(0.010)		0.137	(0.133)	(0.004)	0.466
Total income from operations	$0.148		$0.380		$0.566	$0.300	$0.440	$0.917
Less distributions
From net investment income	$(0.188)		$(0.410)		$(0.446)	$(0.440)	$(0.440)	$(0.437)
Total distributions	$(0.188)		$(0.410)		$(0.446)	$(0.440)	$(0.440)	$(0.437)
Net asset value — End of period	$10.710		$10.750		$10.780	$10.660	$10.800	$10.800
Total Return(3)	1.40%		3.75	%(4)	5.39%	2.79%	4.22%	9.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,565		$10,346		$11,924	$39,182	$41,087	$42,550
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.49	%(6)	1.51%		1.49%	1.49%	1.51%	1.51%
Expenses after custodian fee reduction(5)	1.48	%(6)	1.50%		1.48%	1.46%	1.49%	1.47%
Net investment income	3.60	%(6)	3.63%		3.95%	3.99%	4.19%	4.30%
Portfolio Turnover of the Portfolio(7)	—		0%		20%	17%	19%	11%
Portfolio Turnover of the Fund	11%		13%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class A
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$9.790		$9.590	$9.390	$9.600	$9.700	$9.220
Income (loss) from operations
Net investment income	$0.209		$0.426	$0.451	$0.463	$0.475	$0.464
Net realized and unrealized gain (loss)	(0.074)		0.202	0.202	(0.217)	(0.119)	0.492
Total income from operations	$0.135		$0.628	$0.653	$0.246	$0.356	$0.956
Less distributions
From net investment income	$(0.205)		$(0.428)	$(0.453)	$(0.456)	$(0.456)	$(0.476)
Total distributions	$(0.205)		$(0.428)	$(0.453)	$(0.456)	$(0.456)	$(0.476)
Net asset value — End of period	$9.720		$9.790	$9.590	$9.390	$9.600	$9.700
Total Return(3)	1.42%		6.70%	7.06%	2.58%	3.82%	10.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$81,327		$78,848	$73,924	$9,477	$8,357	$7,164
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.80%	0.79%	0.81%	0.82%	0.84%
Expenses after custodian fee reduction(4)	0.78	%(5)	0.79%	0.79%	0.80%	0.82%	0.82%
Net investment income	4.39	%(5)	4.41%	4.75%	4.83%	4.99%	4.89%
Portfolio Turnover of the Portfolio(6)	—		0%	14%	20%	33%	39%
Portfolio Turnover of the Fund	12%		47%	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class B
	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of period	$10.830		$10.610		$10.400	$10.630	$10.730	$10.200
Income (loss) from operations
Net investment income	$0.192		$0.392		$0.426	$0.434	$0.448	$0.435
Net realized and unrealized gain (loss)	(0.076)		0.222		0.204	(0.240)	(0.124)	0.545
Total income from operations	$0.116		$0.614		$0.630	$0.194	$0.324	$0.980
Less distributions
From net investment income	$(0.186)		$(0.394)		$(0.420)	$(0.424)	$(0.424)	$(0.450)
Total distributions	$(0.186)		$(0.394)		$(0.420)	$(0.424)	$(0.424)	$(0.450)
Net asset value — End of period	$10.760		$10.830		$10.610	$10.400	$10.630	$10.730
Total Return(3)	1.11%		6.06	%(4)	6.15%	1.81%	3.14%	9.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,503		$29,456		$32,477	$103,739	$110,881	$114,367
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.55%		1.54%	1.56%	1.57%	1.60%
Expenses after custodian fee reduction(5)	1.53	%(6)	1.54%		1.54%	1.55%	1.57%	1.58%
Net investment income	3.65	%(6)	3.67%		4.00%	4.09%	4.25%	4.19%
Portfolio Turnover of the Portfolio(7)	—		0%		14%	20%	33%	39%
Portfolio Turnover of the Fund	12%		47%		—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per-share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Virginia Fund — Class C
	Period Ended February 28, 2006 (Unaudited)(1)(2)
Net asset value — Beginning of period	$10.66
Income (loss) from operations
Net investment income	$0.021
Net realized and unrealized gain	0.076	(3)
Total income from operations	$0.097
Less distributions
From net investment income	$(0.017)
Total distributions	$(0.017)
Net asset value — End of period	$10.760
Total Return(4)	1.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30
Ratios (As a percentage of average daily net assets):
Expenses	1.54	%(5)
Expenses after custodian fee reduction	1.53	%(5)
Net investment income	3.37	%(5)
Portfolio Turnover of the Fund	12	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, February 8, 2006, to February 28, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  For the six month period, September 1, 2005 to February 28, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), individually, the Fund, collectively, the Funds. The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. Each Fund offers three classes of shares, except the Louisiana Fund, which offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to contingent deferred sales charges (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2005, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Alabama Fund	$272,583	August 31, 2008
	136,447	August 31, 2010
	405,357	August 31, 2011
	230,462	August 31, 2013
Arkansas Fund	336,826	August 31, 2009
	1,080,946	August 31, 2013

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund	Amount	Expires
Georgia Fund	$41,652	August 31, 2008
	223,748	August 31, 2009
	295,816	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
Kentucky Fund	134,770	August 31, 2010
	2,950,605	August 31, 2012
	944,485	August 31, 2013
Louisiana Fund	527,106	August 31, 2008
	159,254	August 31, 2009
	183,393	August 31, 2010
	142,162	August 31, 2012
	197,480	August 31, 2013
Maryland Fund	290,437	August 31, 2012
	1,257,913	August 31, 2013
Missouri Fund	475,094	August 31, 2010
	135,451	August 31, 2012
	831,764	August 31, 2013
North Carolina Fund	595,722	August 31, 2012
	250,623	August 31, 2013
Oregon Fund	147,651	August 31, 2008
	87,267	August 31, 2009
	2,696,714	August 31, 2013
South Carolina Fund	25,336	August 31, 2007
	155,263	August 31, 2008
	347,930	August 31, 2010
	940,325	August 31, 2013
Tennessee Fund	156,823	August 31, 2012
	870,565	August 31, 2013
Virginia Fund	168,858	August 31, 2009
	730,517	August 31, 2010
	1,040,829	August 31, 2012
	1,185,970	August 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at August 31, 2005, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund, and Virginia Fund had net capital losses of $488,564, $557,336, $177,973, $264,725, $307,068, $571,367, $506,348, $775,993, $615,088, $410,232, $462,529 and $43,136 respectively, attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2006.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds maintain with IBT. All credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Gains and losses are determined on the basis of identified cost.

N  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Funds) and classes. Transactions in Fund shares were as follows:

	Alabama Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	152,476	418,701
Issued to shareholders electing to receive payments of distributions in Fund shares	42,689	86,954
Redemptions	(220,507)	(429,208)
Exchange from Class B shares	51,693	107,196
Net increase	26,351	183,643
	Alabama Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	17,199	64,575
Issued to shareholders electing to receive payments of distributions in Fund shares	14,761	36,832
Redemptions	(89,932)	(239,893)
Exchange to Class A shares	(47,017)	(97,501)
Net decrease	(104,989)	(235,987)
	Arkansas Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	492,990	676,531
Issued to shareholders electing to receive payments of distributions in Fund shares	45,619	84,546
Redemptions	(140,682)	(565,997)
Exchange from Class B shares	31,637	90,496
Net increase	429,564	285,576

	Arkansas Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	52,529	90,953
Issued to shareholders electing to receive payments of distributions in Fund shares	9,660	23,987
Redemptions	(23,400)	(165,082)
Exchange to Class A shares	(29,436)	(84,187)
Net increase (decrease)	9,353	(134,329)
	Georgia Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	705,769	611,481
Issued to shareholders electing to receive payments of distributions in Fund shares	58,044	111,036
Redemptions	(293,560)	(374,293)
Exchange from Class B shares	58,203	91,663
Net increase	528,456	439,887
	Georgia Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	27,078	131,578
Issued to shareholders electing to receive payments of distributions in Fund shares	14,877	34,531
Redemptions	(55,960)	(161,709)
Exchange to Class A shares	(54,493)	(85,805)
Net decrease	(68,498)	(81,405)
	Kentucky Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	112,739	346,555
Issued to shareholders electing to receive payments of distributions in Fund shares	71,993	133,385
Redemptions	(309,321)	(437,532)
Exchange from Class B shares	57,419	290,788
Net increase (decrease)	(67,170)	333,196

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Kentucky Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	6,723	49,876
Issued to shareholders electing to receive payments of distributions in Fund shares	13,875	30,861
Redemptions	(114,777)	(121,814)
Exchange to Class A shares	(53,184)	(269,505)
Net decrease	(147,363)	(310,582)
	Louisiana Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	164,077	504,932
Issued to shareholders electing to receive payments of distributions in Fund shares	24,727	41,591
Redemptions	(182,513)	(163,279)
Exchange from Class B shares	52,327	49,389
Net increase	58,618	432,633
	Louisiana Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	9,392	25,750
Issued to shareholders electing to receive payments of distributions in Fund shares	3,043	8,753
Redemptions	(118,383)	(108,649)
Exchange to Class A shares	(49,503)	(46,751)
Net decrease	(155,451)	(120,897)
	Maryland Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	213,537	324,234
Issued to shareholders electing to receive payments of distributions in Fund shares	71,414	140,946
Redemptions	(249,918)	(871,042)
Exchange from Class B shares	120,886	339,731
Net increase (decrease)	155,919	(66,131)

	Maryland Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	50,752	106,036
Issued to shareholders electing to receive payments of distributions in Fund shares	21,053	50,823
Redemptions	(93,868)	(414,556)
Exchange to Class A shares	(110,826)	(311,224)
Net decrease	(132,889)	(568,921)
	Missouri Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	510,977	1,265,812
Issued to shareholders electing to receive payments of distributions in Fund shares	74,422	136,219
Redemptions	(246,347)	(385,915)
Exchange from Class B shares	72,865	63,124
Net increase	411,917	1,079,240
	Missouri Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	36,875	152,973
Issued to shareholders electing to receive payments of distributions in Fund shares	11,607	28,263
Redemptions	(64,136)	(114,238)
Exchange to Class A shares	(65,924)	(57,094)
Net increase (decrease)	(81,578)	9,904
	Missouri Fund
Class C	Six Months Ended February 28, 2006 (Unaudited)(1)	Year Ended August 31, 2005
Sales	1,796	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Net increase	1,797	—

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	North Carolina Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	206,130	199,558
Issued to shareholders electing to receive payments of distributions in Fund shares	75,407	158,259
Redemptions	(396,301)	(914,617)
Exchange from Class B shares	43,937	178,912
Net decrease	(70,827)	(377,888)
	North Carolina Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	18,669	65,285
Issued to shareholders electing to receive payments of distributions in Fund shares	12,078	32,873
Redemptions	(102,569)	(196,047)
Exchange to Class A shares	(40,838)	(166,310)
Net decrease	(112,660)	(264,199)
	Oregon Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	481,098	1,438,539
Issued to shareholders electing to receive payments of distributions in Fund shares	96,180	192,066
Redemptions	(400,561)	(632,038)
Exchange from Class B shares	56,413	141,559
Net increase	233,130	1,140,126
	Oregon Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	41,923	226,880
Issued to shareholders electing to receive payments of distributions in Fund shares	24,243	55,848
Redemptions	(92,342)	(381,305)
Exchange to Class A shares	(52,696)	(129,448)
Net decrease	(78,872)	(228,025)
	South Carolina Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	1,446,606	1,752,926
Issued to shareholders electing to receive payments of distributions in Fund shares	74,022	107,448
Redemptions	(302,487)	(439,797)
Exchange from Class B shares	19,337	80,090
Net increase	1,237,478	1,500,667
	South Carolina Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	125,089	163,183
Issued to shareholders electing to receive payments of distributions in Fund shares	16,233	36,912
Redemptions	(110,858)	(233,102)
Exchange to Class A shares	(18,244)	(75,555)
Net increase (decrease)	12,220	(108,562)
	South Carolina Fund
Class C	Six Months Ended February 28, 2006 (Unaudited)(2)	Year Ended August 31, 2005
Sales	20,671	—
Issued to shareholders electing to receive payments of distributions in Fund shares	33	—
Net increase	20,704	—
	Tennessee Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	276,442	536,154
Issued to shareholders electing to receive payments of distributions in Fund shares	50,731	102,414
Redemptions	(354,580)	(480,877)
Exchange from Class B shares	43,061	137,934
Net increase	15,654	295,625

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Tennessee Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	20,233	79,585
Issued to shareholders electing to receive payments of distributions in Fund shares	11,104	26,484
Redemptions	(61,298)	(122,964)
Exchange to Class A shares	(39,512)	(126,568)
Net decrease	(69,473)	(143,463)
	Virginia Fund
Class A	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	522,561	709,784
Issued to shareholders electing to receive payments of distributions in Fund shares	105,912	209,266
Redemptions	(477,740)	(815,007)
Exchange from Class B shares	158,162	244,773
Net increase	308,895	348,816
	Virginia Fund
Class B	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
Sales	32,502	144,669
Issued to shareholders electing to receive payments of distributions in Fund shares	25,454	60,442
Redemptions	(171,631)	(324,267)
Exchange to Class A shares	(142,922)	(221,194)
Net decrease	(256,597)	(340,350)
	Virginia Fund
Class C	Six Months Ended February 28, 2006 (Unaudited)(3)	Year Ended August 31, 2005
Sales	2,815	—
Issued to shareholders electing to receive payments of distributions in Fund shares	4	—
Net increase	2,819	—

(1)  Class C shares of the Missouri Fund commenced operations on February 16, 2006.

(2)  Class C shares of the South Carolina Fund commenced operations on January 12, 2006.

(3)  Class C shares of the Virginia Fund commenced operations on February 8, 2006.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2006, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
Alabama Fund	$86,216	0.30%
Arkansas Fund	59,959	0.26%
Georgia Fund	85,472	0.30%
Kentucky Fund	93,809	0.31%
Louisiana Fund	29,175	0.20%
Maryland Fund	103,412	0.32%
Missouri Fund	112,037	0.32%
North Carolina Fund	116,470	0.33%
Oregon Fund	158,285	0.36%
South Carolina Fund	120,094	0.33%
Tennessee Fund	70,669	0.28%
Virginia Fund	195,596	0.37%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2006, EVM earned $728, $727, $825, $899, $294, $1,027, $1,102, $1,348, $1,257, $771, $702 and $1,698 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively.

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,869, $6,932, $6,170, $2,133, $1,032, $3,951, $8,482, $3,038, $6,522, $16,387, $3,787 and $3,977 from the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B and Class C plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B and Class C shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended February 28, 2006, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued $62,453, $33,173, $54,169, $46,958, $27,306, $70,431, $46,573, $54,734, $81,898, $66,413, $36,610 and $103,196, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. For the six months ended February 28, 2006, the Class C shares of the Missouri Fund, South Carolina Fund and Virginia Fund paid or accrued $5, $102 and $13, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class C average daily net assets. At February 28, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,149,000, $996,000, $1,514,000, $1,121,000, $633,000, $3,041,000, $492,000, $1,496,000, $1,481,000, $1,189,000, $668,000 and $1,090,000, respectively, and approximately $1,000, $14,000 and $2,000 calculated under the Class C Plan for the Missouri Fund, South Carolina Fund and Virginia Fund, respectively, for the six months ended February 28, 2006.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% (annualized) of each Fund's average daily net assets attributable to Class A and Class B, and if applicable, Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended February 28, 2006, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $41,612, $37,304, $43,004, $48,586, $21,776, $45,822, $56,618, $56,347, $66,025, $55,256, $41,321 and $78,426, respectively, for Class A shares, and $16,654, $8,846, $14,445, $12,522, $7,282, $18,782, $12,420, $14,596, $21,839, $17,708, $9,763 and $27,519, respectively, for Class B shares. The Missouri Fund, South Carolina Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $1, $27 and $3, respectively, for Class C shares.

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and if applicable, Class C Distribution Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $4, $0, $0, $0, $0, $0, $1,231, $0, $0, $0, $0 and $0 of CDSC paid by Class A shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 2006. EVD received approximately $7,000, $5,000, $8,000, $14,000, $18,000, $17,000, $12,000, $12,000, $6,000, $12,000, $10,000 and $23,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 2006. EVD did not receive any CDSC paid by Class C shareholders for the six months ended February 28, 2006.

7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 2006, were as follows:

Alabama Fund
Purchases	$9,240,042
Sales	12,708,005
Arkansas Fund
Purchases	$7,994,098
Sales	4,532,140
Georgia Fund
Purchases	$10,049,978
Sales	5,902,782
Kentucky Fund
Purchases	$0
Sales	1,646,784
Louisiana Fund
Purchases	$2,011,020
Sales	2,662,483
Maryland Fund
Purchases	$4,815,809
Sales	2,630,913
Missouri Fund
Purchases	$13,144,535
Sales	10,023,513
North Carolina Fund
Purchases	$3,927,502
Sales	5,631,797
Oregon Fund
Purchases	$9,465,763
Sales	8,276,939
South Carolina Fund
Purchases	$34,609,523
Sales	22,969,182
Tennessee Fund
Purchases	$5,613,939
Sales	5,916,074
Virginia Fund
Purchases	$13,396,053
Sales	12,419,750

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at February 28, 2006, as computed on a federal income tax basis, were as follows:

Alabama Fund
Aggregate Cost	$52,598,775
Gross unrealized appreciation	$3,905,508
Gross unrealized depreciation	(179,648)
Net unrealized appreciation	$3,725,860
Arkansas Fund
Aggregate Cost	$46,638,677
Gross unrealized appreciation	$2,596,598
Gross unrealized depreciation	(170,851)
Net unrealized appreciation	$2,425,747
Georgia Fund
Aggregate Cost	$56,982,361
Gross unrealized appreciation	$4,612,575
Gross unrealized depreciation	(1,322,665)
Net unrealized appreciation	$3,289,910
Kentucky Fund
Aggregate Cost	$55,282,020
Gross unrealized appreciation	$5,260,584
Gross unrealized depreciation	(10,456)
Net unrealized appreciation	$5,250,128
Louisiana Fund
Aggregate Cost	$26,944,990
Gross unrealized appreciation	$2,048,429
Gross unrealized depreciation	(16,873)
Net unrealized appreciation	$2,031,556
Maryland Fund
Aggregate Cost	$65,338,053
Gross unrealized appreciation	$4,428,509
Gross unrealized depreciation	(3,476,338)
Net unrealized appreciation	$952,171
Missouri Fund
Aggregate Cost	$65,133,386
Gross unrealized appreciation	$5,747,648
Gross unrealized depreciation	(52,195)
Net unrealized appreciation	$5,695,453
North Carolina Fund
Aggregate Cost	$65,682,756
Gross unrealized appreciation	$5,545,254
Gross unrealized depreciation	(1,004,707)
Net unrealized appreciation	$4,540,547
Oregon Fund
Aggregate Cost	$85,108,725
Gross unrealized appreciation	$5,152,033
Gross unrealized depreciation	(1,547,310)
Net unrealized appreciation	$3,604,723
South Carolina Fund
Aggregate Cost	$74,437,837
Gross unrealized appreciation	$5,034,062
Gross unrealized depreciation	(17,721)
Net unrealized appreciation	$5,016,341
Tennessee Fund
Aggregate Cost	$47,930,072
Gross unrealized appreciation	$3,632,204
Gross unrealized depreciation	(13,870)
Net unrealized appreciation	$3,618,334
Virginia Fund
Aggregate Cost	$97,335,790
Gross unrealized appreciation	$9,564,397
Gross unrealized depreciation	(301)
Net unrealized appreciation	$9,564,096

Eaton Vance Municipals Funds as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2006, the Maryland Fund and the Tennessee Fund had a balance outstanding pursuant to this line of credit of $600,000 and $200,000, respectively. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and IBT, IBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Funds' assets to the extent of any overdraft. At February 28, 2006, the Maryland Fund, the Tennessee Fund and the Virginia Fund had payments due to IBT pursuant to the foregoing arrangement of $62,689, $15,818 and $44,533, respectively.

11  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations held under these financial instruments at February 28, 2006, is as follows:

Futures Contracts

Fund	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
	06/06	83 U.S. Treasury Bond	Short	$(9,366,975)	$(9,386,781)	$(19,806)
Alabama	06/06	13 U.S. Treasury Note	Short	(1,398,169)	(1,402,781)	(4,612)
Arkansas	06/06	135 U.S. Treasury Bond	Short	$(15,189,035)	$(15,267,656)	$(78,621)
Georgia	06/06	131 U.S. Treasury Bond	Short	$(14,771,705)	$(14,815,281)	$(43,576)
	06/06	49 U.S. Treasury Bond	Short	$(5,529,901)	$(5,541,594)	$(11,693)
Kentucky	06/06	21 U.S. Treasury Note	Short	(2,258,580)	(2,266,031)	(7,451)
Louisiana	06/06	75 U.S. Treasury Bond	Short	$(8,464,134)	$(8,482,031)	$(17,897)
Maryland	06/06	168 U.S. Treasury Bond	Short	$(18,959,661)	$(18,999,750)	$(40,089)
Missouri	06/06	141 U.S. Treasury Bond	Short	$(15,899,317)	$(15,946,219)	$(46,902)
North Carolina	06/06	250 U.S. Treasury Bond	Short	$(28,127,844)	$(28,273,438)	$(145,594)
Oregon	06/06	250 U.S. Treasury Bond	Short	$(28,127,844)	$(28,273,438)	$(145,594)
South Carolina	06/06	250 U.S. Treasury Bond	Short	$(28,252,844)	$(28,273,438)	$(20,594)
Tennessee	06/06	104 U.S. Treasury Bond	Short	$(11,727,155)	$(11,761,750)	$(34,595)
Virginia	06/06	383 U.S. Treasury Bond	Short	$(43,223,512)	$(43,314,906)	$(91,394)

At February 28, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio Manager
of Louisiana and Virginia Municipals Funds
William H. Ahern, Jr.
Vice President and Portfolio Manager of Alabama and Kentucky Municipals Funds
Craig R. Brandon
Vice President and Portfolio Manager of Maryland Municipals Fund
Cynthia J. Clemson
Vice President and Portfolio Manager of Georgia, Missouri and Tennessee Municipals Funds
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio Manager of Arkansas, North Carolina, Oregon and South Carolina Municipals Funds
Alan R. Dynner
Secretary
Barbara E. Campbell
Treasurer
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

445-4/06  12MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

	By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 19, 2006

By:	/s/Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	April 19, 2006